UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: July 31, 2017

Item 1.	Report to Shareholders.

YORKTOWN GROWTH FUND

YORKTOWN CAPITAL INCOME FUND

YORKTOWN MULTI-ASSET INCOME FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN MASTER ALLOCATION FUND

YORKTOWN SMALL CAP FUND

YORKTOWN MID CAP FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2017

CONTENTS

Letter to Shareholders	1-3

Financial Statements

Schedule of Investments
Growth Fund	4-6
Capital Income Fund	7-8
Multi-Asset Income Fund	9-14
Short Term Bond Fund	15-18
Master Allocation Fund	19
Small Cap Fund	20-30
Mid Cap Fund	31

Statements of Assets and Liabilities	32-33

Statements of Operations	34

Statements of Changes in Net Assets	35-38

Financial Highlights
Growth Fund	39-41
Capital Income Fund	42-44
Multi-Asset Income Fund	45-48
Short Term Bond Fund	49-51
Master Allocation Fund	52-54
Small Cap Fund	55-57
Mid Cap Fund	58-60

Notes to Financial Statements	61-72

Expense Examples	73-75

Other Information	76

Dear Fellow Shareholders:

We are pleased to provide this 2017 mid-year update for the Yorktown Funds.

The seven Yorktown Funds represent a wide range of investment strategies designed to deliver against individual investment goals and contribute to a diversified approach in executing a comprehensive financial plan. While several of our funds invest in a diversified portfolio of small, mid, and large capitalization securities across domestic and global markets, others focus on smaller, more targeted portfolios. Each fund is managed according to the core pillars of our investment process: strategic diversification, rigorous analysis, long-term perspective an owner’s mindset and nimble execution. This process is intended to help us deliver superior, consistent returns while managing risk.

2017 YEAR-TO-DATE MARKET REVIEW

Our 2017 end-of-year forecast of 2,700 for the S&P 500 and 23,500 for the Dow Jones Industrial Average remains in place. From our perspective, risks to growth remain low, and the chance of an acceleration remains positive as third quarter data is suggesting. We continue to believe that better economic growth means better profit growth and better profit growth will help push stocks higher.

At the beginning of the first quarter real GDP was less than 1%, which worried many and fostered the usual doom and gloom stories. But the foundation for continued economic growth remained in place. As of August 16th the Atlanta Fed’s “GDP Now” model, which tracks and estimates real GDP growth, said that the economy was expanding at a 3.8% annual rate in Q3. If correct, that would have been the fastest pace for any quarter since 2014. We constantly warn investors that one quarter, or one month, of economic data is meaningless, but so far, the ugly duckling has not morphed into a swan and good news tends to lead to more good news.

We see momentum continuing to build and even the most fretful among us may have to agree that there are actually some encouraging developments on the horizon.

Furthermore, global economies outside the U.S. appear to be recovering at a faster pace than the domestic economy and the decline in the price of oil over the past three years has had a positive impact on household budgets. And even though it appears that consumers have used the dollars saved on gasoline to improve household balance sheets rather than on increased spending, we anticipate a gradual increase in household spending as the public gains confidence that the oil price drop is permanent.

While it has been tough to be bullish during this period, it’s also been expensive to be bearish. The earnings returns on stocks have been quite high relative to the yield on cash and bond market alternatives.

The $9 trillion in bank savings deposits that are sitting in banks earning almost nothing tells us that there are lots of people who are reluctant to take on market risk. It seems that our Short Term Bond Fund has proven an effective alternative for some of these people and the Fund has begun to see a consistent increase in assets under management. During the latest six-month period the Fund’s short-term bond instruments out performed these deposit accounts handily, while consistently seeking to minimize risk.

Generally speaking, the market saw corporate bond spreads and interest rates decline slightly over the period. Yet, The Yorktown Short Term Bond Fund continued to deliver above average returns against the Morningstar Short Term Bond category. The Short Term Bond Fund owed its outperformance throughout the year to security selection, supported most recently by fixed-to-float hybrids and corporate bonds with better spread/yield and solid asset coverage. Many of our out-of-favor issues (asset heavy energy bonds) that we have accumulated over the last year continue to strengthen adding value via yield, spread and total return. Meanwhile, benchmark returns faltered as a result of larger positions in treasuries and the tight spread from large index paper that incurred more interest rate risk.

On the back of four rate hikes since December 2015, an increasingly hawkish Fed, historically tight spreads, and a flattened yield curve, the time for caution is upon us. And when prices start to correct they tend to do so quickly. Highly liquid paper and treasuries that are thick in the portfolios of ETFs and large AUM funds appear very rich and subject to more volatility. While the whole curve is subject to this pressure, there seems to be growing pressure on yields and spreads in the intermediate and long end of the curve. We see a bias for rates to rise although the timing of such moves are extremely difficult to predict and not critical to our process. Identifying issuers and issues with as many levers for a successful investment—like free cash flow, earnings, solid asset coverage, wide spreads, duration and attractive business models—is the most important aspect of our research.

While demand for investment grade U.S. Fixed Income is likely to remain strong, given the global relative value and the current landscape, a repeat of the 1st half-year is unlikely. We believe we are well positioned going forward and that we may have a spread/yield advantage and an appropriate balance of floating rate notes and hybrids that might benefit shareholders as rates, the economy and pro-growth policy bets continue to get absorbed by the market.

Similar to investment grade bond, high yield corporate spreads and interest rates declined slightly over the period. Demand also continues to be strong as investors continue to look for opportunities to generate income. Global demand remains strong and the U.S. continues to be the relative value. The Yorktown Multi-Asset Income Fund continues to search and find what we think might provide investors with a sustainable dividend, investments that can continue to provide a yield better than the high yield index with stability.

As the market has recovered from the energy panic seen in 2015 and 2016, spreads tightened and the plentiful opportunities that were present have become scarcer. Historically low yields, tight spreads, rising short term rates, flattening yield curve, and geopolitical strife may indicate that this may not be the time to stretch down the quality spectrum or search for longer duration issues in search of yield. In this same vein, we have also trimmed some equity positions that are now trading at the higher end of their historical valuation ranges.

Heading into the back half of the year, we continue to like credit. While investment grade and high yield credits have gotten tighter, our preference is still for companies that meet criteria including free cash flow, solid earnings and attractive assets. A major determinant of performance, however, will be the continuing and sometimes painfully slow economic growth. Part of this will also be determined by the political process and its ability to execute on tax reforms, trade and regulation. The International Monetary Fund continues to show better growth projections not only for the U.S. but also China, Germany, Japan and the United Kingdom.

While we do not expect a repeat of 2016 performance, we do believe that the Multi-Asset Income Fund is attractively positioned to not only participate in a stronger growth economy going forward, but also to attempt to provide a yield above other funds in our category and even most in the High Yield bond category.

LOOKING AHEAD

We continue to forecast positive but below-average equity market returns, an expectation that also seems consistent with the current interest rate environment.

Market over-reaction in the early part of the year allowed us to take advantage of some great buying opportunities. Since mid-February, we have seen consistent improvement, together with spread tightening, on corporate bonds. However, the potential of a rate increase, an area of concern for most investors, remains a factor in our decision-making process. For that reason, we continue to look for situations where we believe the market is overreacting, as well as for issues that we believe will be less impacted by a rate increase, such as yield-to-call paper, fix-to-floating bonds; and those issues that are trading with higher spreads. We are confident in our belief that this approach will allow us to outpace passive indices that we believe carry much higher levels of interest rate risk.

On the credit side, we believe that improving growth will likely cause global central bank policies to move to a more neutral credit policy through the remainder of 2017. In this environment, we favor a longer-term view of valuations and fundamentals within credit markets. It is our belief that, in these circumstances, judicious credit selection powered by in-depth credit analysis will ultimately drive returns.

In recent years, assessing the impact of macro-economic factors has become a more important part of estimating the long-term intrinsic value of companies. However, it is still just one of many factors that we consider. We believe that scenarios in which stocks move for an extended period of time based on factors other than fundamental valuations generally create investment opportunities. Historically, correlations have eventually broken down and individual stocks again traded on company fundamentals rather than macro-economic or headline news. Because a company’s stock market price tends to converge with its intrinsic value over sufficiently long periods of time (i.e., five years or longer), we believe the economic performance of the underlying business in relation to the price paid for its stock will determine long-term investment returns. This intrinsic-value investment philosophy—a long term, owner’s mindset—shared by all of our portfolio managers and research analysts, is at the core of the investment discipline consistently applied across all our equity and credit strategies.

IN CLOSING

We believe each of our Yorktown Funds is positioned to take advantage of the wide array of opportunities existing within the global marketplace. Of course, we don’t expect market moves to be linear. We will continue to exercise patience as we execute our disciplined investment process and, as long as long-term prospects remain attractive, will maintain an opportunistic stance as we seek to add to our positions.

As always, we appreciate the trust you have placed in Yorktown Funds. We value the opportunity to work with you to manage your assets and help you reach your financial goals. Please visit us at www.yorktownfunds.com or contact us at 800-544-6060 with any questions or concerns about our funds.

Sincerely,

David D. Basten

Founder & Chief Executive Officer

Yorktown Funds

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.11%
Consumer Discretionary — 17.74%
Amazon.com, Inc.*	370	$365,479
Amer Sports Oyj	8,600	231,082
ASOS PLC*	4,000	302,360
Autoliv, Inc.	2,500	270,975
AutoZone, Inc.*	420	226,724
Carriage Services, Inc.	9,700	236,583
Christian Dior SE	1,380	393,148
Hermes International SA	625	316,613
KB Home	8,400	192,528
LCI Industries	2,680	286,090
Lear Corp.	2,000	296,380
Liberty Broadband Corp., Class A*	3,700	366,004
Liberty Broadband Corp., Class C*	3,600	357,048
Liberty Expedia Holdings, Inc., Class A*	5,000	285,250
Liberty Interactive Corp.*	5,600	339,248
Liberty SiriusXM Group, Class A*	7,200	332,136
Lions Gate Entertainment Corp., Class B*	10,000	275,100
LKQ Corp.*	7,600	262,656
Lowe’s Cos., Inc.	3,600	278,640
LVMH Moet Hennessy Louis Vuitton SE ADR	6,200	311,860
MarineMax, Inc.*	21,500	321,425
Naspers Ltd. ADR	20,000	472,900
Nexstar Media Group, Inc.	5,886	384,944
NIKE, Inc., Class B	4,900	289,345
Nitori Holdings Co., Ltd.	2,300	324,553
NVR, Inc.*	150	391,566
Panasonic Corp. ADR	30,000	417,900
RELX NV ADR	16,918	357,139
SEB SA	1,400	249,130
Sekisui Chemical Co., Ltd.	16,000	294,880
Subaru Corp. ADR	16,000	288,960
Thor Industries, Inc.	3,000	316,050
Ulta Beauty, Inc.*	1,000	251,210
Valeo SA ADR	11,400	395,580
Winnebago Industries, Inc.	7,200	264,960
Yue Yuen Industrial Holdings Ltd. ADR	14,500	301,165

		11,247,611

Consumer Staples — 4.14%
Cia Cervecerias Unidas SA ADR	13,000	345,930
Constellation Brands, Inc., Class A	1,700	328,695
Dean Foods Co.	12,500	187,500
Fomento Economico Mexicano SAB de CV ADR	2,700	272,376
Henkel AG & Co. KGaA	2,500	314,850
L’Oreal SA ADR	7,000	289,940
Nestle SA ADR	2,900	244,441
Pernod Ricard SA ADR	11,000	304,370
Shiseido Co., Ltd. ADR	9,500	336,633

		2,624,735

Energy — 1.40%
Phillips 66	3,200	268,000
Saras SpA	91,000	209,300
Transportadora de Gas del Sur S.A. ADR*	27,000	410,400

		887,700

Financials — 12.64%
AIA Group Ltd. ADR	10,000	316,000
Ameriprise Financial, Inc.	2,200	318,736
Aon PLC	2,300	317,791
Aspen Insurance Holdings Ltd.	4,800	234,240
Axis Capital Holdings Ltd.	5,000	322,900
Banc of California, Inc.	11,700	240,435
Banco Macro S.A. ADR	3,400	295,154
Bank of Communications Co., Ltd.	375,000	277,500
Berkshire Hathaway, Inc., Class A*	1	262,786
Brookfield Asset Management, Inc.	9,000	350,010
Chubb Ltd.	2,500	366,150
CNO Financial Group, Inc.	10,000	228,800
Cresud S.A. ADR*	17,131	311,442
Essent Group Ltd.*	7,800	299,676
Evercore Partners, Inc., Class A	3,500	275,275
Fairfax Financial Holdings Ltd.	347	165,259
Grupo Financiero Galicia S.A. ADR	7,700	279,664
Hanover Insurance Group, Inc.	3,000	284,580
Henderson Land Development Co., Ltd. ADR	49,912	283,999
Itau CorpBanca ADR	20,000	290,000
Markel Corp.*	300	321,453
Moody’s Corp.	2,500	329,075
Noah Holdings Ltd. ADR*	9,500	303,810
Ping An Insurance (Group) Co. of China Limited ADR	23,000	340,975
Sampo Oyj ADR	10,600	289,592
Swiss Re AG ADR	8,500	204,935
Tokio Marine Holdings, Inc.	5,800	244,296
Washington Federal, Inc.	7,800	260,910

		8,015,443

Health Care — 10.96%
Allergan PLC*	1,100	277,563
Avadel Pharmaceuticals PLC ADR*	25,000	232,000
BioMerieux	2,200	484,990
Celgene Corp.*	2,100	284,361
Centene Corp.*	5,000	397,100
Chemed Corp.	1,700	335,750
China Medical System Holdings Ltd.	120,000	205,200

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Danaher Corp.	3,100	$252,619
Dentsply Sirona, Inc.	5,079	315,050
Emergent BioSolutions, Inc.*	8,600	312,782
Essilor International SA ADR	4,200	266,301
Express Scripts Holding Co.*	3,600	225,504
Fresenius Medical Care AG & Co. KGaA ADR	6,800	320,144
Genmab A/S*	1,400	318,374
Hill-Rom Holdings, Inc.	3,600	268,272
ICON PLC*	3,100	325,345
Medidata Solutions, Inc.*	4,600	353,326
MEDNAX, Inc.	4,000	187,920
Regeneron Pharmaceuticals, Inc.*	700	344,134
Roche Holding AG ADR	9,200	291,668
Sinopharm Group Co., Ltd.	60,500	253,495
STERIS PLC	4,500	368,325
Waters Corp.*	1,900	329,536

		6,949,759

Industrials — 18.52%
A.O. Smith Corp.	5,300	283,815
Aircastle Ltd.	14,000	329,560
Allegion PLC	3,700	300,588
American Woodmark Corp.*	3,200	314,080
Assa Abloy AB ADR	27,300	291,291
Cintas Corp.	2,300	310,155
Copart, Inc.*	9,400	296,006
Fortune Brands Home & Security, Inc.	4,500	295,515
Fujitec Co., Ltd. ADR	17,500	241,675
GEA Group AG ADR	6,700	271,685
Graco, Inc.	3,000	348,120
Herman Miller, Inc.	7,800	262,665
Hexcel Corp.	5,900	301,903
IDEX Corp.	3,300	384,582
IMCD Group NV	4,500	252,135
Jardine Matheson Holdings Ltd. ADR	5,500	352,000
KAR Auction Services, Inc.	6,100	256,444
Kingspan Group PLC ADR	5,000	166,900
KION Group AG	4,400	381,172
Makita Corp. ADR	7,000	273,070
Masco Corp.	9,200	350,796
NN, Inc.	6,700	185,590
PACCAR, Inc.	4,200	287,490
Quanex Building Products Corp.	14,000	301,000
Rockwell Collins, Inc.	3,400	362,202
Secom Co., Ltd. ADR	16,000	300,000
Sensata Technologies Holding NV*	6,500	293,280
SGS SA ADR	11,300	250,634
Siemens Gamesa Renewable Energy SA	14,000	232,260
SMC Corp.	1,000	318,400
Teledyne Technologies, Inc.*	2,000	272,680
Toro Co./The	4,800	341,232
Universal Forest Products, Inc.	2,500	209,625
US Ecology, Inc.	6,500	337,350
Viad Corp.	5,600	299,880
Wabash National Corp.	12,000	228,960
Wabtec Corp.	3,600	271,296
Waste Connections, Inc.	6,000	389,880
Wolters Kluwer NV ADR	7,500	333,150
Woodward, Inc.	3,700	258,778

		11,737,844

Information Technology — 24.48%
Accenture PLC, Class A	2,500	322,050
Adobe Systems, Inc.*	2,800	410,172
Alphabet, Inc., Class A*	250	236,375
Alphabet, Inc., Class C*	250	232,625
Amadeus IT Group S.A. ADR	6,100	374,601
Amdocs Ltd.	5,000	335,850
Apple, Inc.	2,500	371,825
Automatic Data Processing, Inc.	3,500	416,185
Cadence Design Systems, Inc.*	9,900	365,310
CDK Global, Inc.	5,500	361,790
CDW Corp.	5,200	329,836
CommerceHub, Inc., Class A*	15,463	282,045
CommerceHub, Inc., Class C*	17,927	322,327
Convergys Corp.	12,000	287,640
CoreLogic, Inc.*	7,000	318,850
Criteo S.A. ADR*	7,000	354,200
Electronic Arts, Inc.*	3,300	385,242
Ellie Mae, Inc.*	3,500	305,270
Facebook, Inc., Class A*	2,500	423,125
FactSet Research Systems, Inc.	2,000	334,440
Fidelity National Information Services, Inc.	4,000	364,880
Gartner, Inc.*	3,000	384,960
Genpact Ltd.	12,000	348,000
Harris Corp.	2,400	274,728
Hexagon AB	7,450	368,030
Infosys Ltd. ADR	14,000	221,200
Integrated Device Technology, Inc.*	11,500	300,610
Intel Corp.	8,400	297,948
Intuit, Inc.	2,300	315,583
Juniper Networks, Inc.	10,000	279,500
Littelfuse, Inc.	1,700	306,306
Logitech International S.A.	5,200	187,408
Murata Manufacturing Co., Ltd. ADR	9,000	338,850
Nintendo Co., Ltd. ADR	8,000	339,680

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Open Text Corp.	7,700	$257,950
Oracle Corp.	6,200	309,566
Palo Alto Networks, Inc.*	1,600	210,848
PTC, Inc.*	6,500	358,735
SAP SE ADR	3,400	359,890
Silicon Motion Technology Corp. ADR	7,300	300,103
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,000	359,600
Take-Two Interactive Software, Inc.*	5,200	413,296
Tencent Holdings Ltd. ADR	5,500	219,780
Tokyo Electron Ltd. ADR	11,000	389,400
u-blox Holding AG	1,300	258,076
Ultimate Software Group, Inc./The*	1,500	338,565
Universal Display Corp.	2,800	337,680
Vantiv, Inc., Class A*	4,900	311,395

		15,522,325

Materials — 6.28%
Agrium, Inc.	2,500	250,250
Braskem S.A. ADR	15,400	369,908
FMC Corp.	3,500	267,330
Givaudan SA ADR*	7,100	282,935
Glencore PLC ADR	34,000	299,540
Graphic Packaging Holding Co.	22,000	290,180
Hitachi Metals Ltd.	15,500	216,225
Minerals Technologies, Inc.	3,200	226,560
NewMarket Corp.	600	276,066
Novozymes A/S ADR	5,700	263,226
PPG Industries, Inc.	2,600	273,650
Steel Dynamics, Inc.	7,500	265,575
Stora Enso Oyj	28,000	374,360
Symrise AG ADR	18,500	322,640

		3,978,445

Telecommunication Services — 2.03%
Chunghwa Telecom Co., Ltd. ADR	8,500	287,470
KDDI Corp.	12,000	317,760
Telecom Argentina S.A. ADR	16,000	422,240
T-Mobile US, Inc.*	4,200	258,972

		1,286,442

Utilities — 0.92%
Enel Americas S.A. ADR	21,000	210,000
Ormat Technologies, Inc.	6,300	373,590

		583,590

Total Common Stocks (Cost $40,639,423)		62,833,894

INVESTMENT COMPANIES — 0.87%
Money Market Securities — 0.87%
Federated Government Obligations Fund, Institutional Class	549,873	549,873

Total Investment Companies (Cost $549,873)		549,873

Total Investments — 99.98% (Cost $41,189,296)		63,383,767
Other Assets in Excess of Liabilities — 0.02%		15,114

Net Assets — 100.00%		$63,398,881

*	Non-income producing security.

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 90.17%
Consumer Discretionary — 8.80%
Brinker International, Inc.	8,200	$290,854
Carnival Corp.	4,500	300,510
Coach, Inc.	7,000	329,980
Darden Restaurants, Inc.	3,600	301,968
Foot Locker, Inc.	4,600	217,074
Garmin Ltd.	5,600	281,064
Las Vegas Sands Corp.	4,400	271,084
M.D.C. Holdings, Inc.	8,610	295,237
Nissan Motor Co. Ltd. ADR	14,200	282,722
Omnicom Group, Inc.	3,100	244,094
TEGNA, Inc.	15,500	229,865
Tupperware Brands Corp.	3,200	194,272
Vail Resorts, Inc.	1,200	252,912

		3,491,636

Consumer Staples — 8.41%
Anheuser-Busch InBev SA/NV ADR	2,400	289,584
B&G Foods, Inc.	7,000	253,750
British American Tobacco PLC ADR	3,600	225,072
Costco Wholesale Corp.	1,300	206,063
Imperial Brands PLC ADR	4,500	188,550
Kraft Heinz Co./The	2,000	174,920
Nestle SA ADR	4,000	337,160
Orkla ASA ADR	28,500	292,695
PepsiCo, Inc.	2,200	256,542
Procter & Gamble Co./The	2,700	245,214
Sysco Corp.	4,000	210,480
Unilever PLC ADR	7,300	416,027
Wal-Mart Stores, Inc.	3,000	239,970

		3,336,027

Energy — 6.04%
Andeavor	2,400	238,872
BP PLC ADR	5,750	202,055
Chevron Corp.	2,550	278,434
Enagas S.A. ADR	19,700	278,558
Enbridge, Inc.	5,904	244,780
Phillips 66	2,900	242,875
Teekay Tankers Ltd., Class A	178,000	320,400
TransCanada Corp.	6,500	332,280
Valero Energy Corp.	3,700	255,189

		2,393,443

Financials — 24.64%
Aegon NV	46,000	256,220
Allianz SE ADR	19,000	405,650
Ameriprise Financial, Inc.	2,100	304,248
AmTrust Financial Services, Inc.	15,000	240,000
Annaly Capital Management, Inc.	18,500	222,555
Apollo Global Management LLC(a)	11,100	311,910
Arthur J Gallagher & Co.	4,100	241,039
Aviva PLC ADR	26,500	379,480
AXA SA ADR	13,200	389,004
Banco Bradesco SA ADR	24,000	230,880
Bank of China Ltd. ADR*	19,000	232,750
Bank of Nova Scotia/The	3,300	205,623
BB&T Corp.	4,700	222,404
Blue Capital Reinsurance Holdings Ltd.	11,891	229,496
Chimera Investment Corp.	12,500	235,250
Credit Suisse Group AG ADR	20,000	307,000
Glacier Bancorp, Inc.	7,000	244,440
Great-West Lifeco, Inc.	10,800	308,351
Horace Mann Educators Corp.	5,800	214,020
ING Groep NV ADR	23,000	430,790
Invesco Ltd.	7,800	271,206
KKR & Co. LP(a)	12,000	232,560
Lazard Ltd., Class A	5,000	233,550
Legg Mason, Inc.	6,000	240,060
Maiden Holdings Ltd.	18,000	199,800
MetLife, Inc.	3,300	181,500
Muenchener Rueckversicherungs-Gesellschaft AG ADR	14,000	300,580
New York Community Bancorp, Inc.	19,500	256,035
Principal Financial Group, Inc.	4,500	300,375
Provident Financial Services, Inc.	10,000	265,200
Prudential Financial, Inc.	1,800	203,814
Safety Insurance Group, Inc.	3,100	219,945
Sumitomo Mitsui Financial Group, Inc. ADR	33,000	262,680
Trustmark Corp.	7,400	236,504
U.S. Bancorp	5,000	263,900
Umpqua Holdings Corp.	12,000	222,480
Wells Fargo & Co.	5,000	269,700

		9,770,999

Health Care — 5.42%
AbbVie, Inc.	4,200	293,622
AstraZeneca PLC ADR	10,000	301,800
Eli Lilly & Co.	2,700	223,182
Johnson & Johnson	2,000	265,440
Merck & Co., Inc.	4,500	287,460
Novartis AG ADR	3,800	323,760
Pfizer, Inc.	5,900	195,644
Sanofi ADR	5,500	260,480

		2,151,388

Industrials — 8.48%
Atlantia SpA ADR	24,000	365,040

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Boeing Co./The	2,000	$484,920
Cummins, Inc.	1,700	285,430
Experian PLC	14,100	280,308
Koninklijke Philips NV	8,100	309,177
Lockheed Martin Corp.	800	233,704
Macquarie Infrastructure Corp.	2,000	151,620
Nielsen Holdings PLC	3,500	150,535
Schneider Electric SE ADR	19,900	312,231
Siemens AG ADR	5,000	339,100
United Parcel Service, Inc., Class B	1,925	212,308
Vinci SA ADR	10,600	237,334

		3,361,707

Information Technology — 6.43%
AU Optronics Corp. ADR	57,000	229,140
CA, Inc.	7,300	226,592
Cisco Systems, Inc.	5,500	172,975
Intel Corp.	6,400	227,008
International Business Machines Corp.	1,500	217,005
Maxim Integrated Products, Inc.	5,800	263,552
Paychex, Inc.	3,500	202,475
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,500	305,660
TE Connectivity Ltd.	3,000	241,170
Texas Instruments, Inc.	2,200	179,036
Total System Services, Inc.	4,500	285,570

		2,550,183

Materials — 5.76%
Air Products & Chemicals, Inc.	2,000	284,300
BASF SE ADR	3,000	285,810
Dow Chemical Co./The	3,925	252,142
Greif, Inc., Class A	4,200	235,578
International Paper Co.	5,800	318,884
Lyondellbasell Industries NV, Class A	2,000	180,180
Rio Tinto PLC ADR	5,100	241,638
Sinopec Shanghai Petrochemical Co. Ltd. ADR	4,000	229,120
WestRock Co.	4,500	258,390

		2,286,042

Real Estate — 5.71%
Alexander’s, Inc.	500	217,495
Armada Hoffler Properties, Inc.	22,800	302,328
Camden Property Trust	2,500	224,250
Extra Space Storage, Inc.	3,900	310,050
Lamar Advertising Co., Class A	2,800	197,596
National Health Investors, Inc.	2,700	208,575
National Storage Affiliates Trust	13,300	305,368
Omega Healthcare Investors, Inc.	6,000	189,540
Prologis, Inc.	5,100	310,131

		2,265,333

Telecommunication Services — 5.32%
AT&T, Inc.	6,500	253,500
BCE, Inc. ADR	4,650	218,224
BT Group PLC ADR	12,500	261,125
IDT Corp.	20,000	296,200
Nippon Telegraph & Telephone Corp. ADR	4,600	224,940
NTT DOCOMO, Inc. ADR	11,000	255,640
Orange SA ADR	13,000	219,050
Rogers Communications, Inc.	7,300	379,600

		2,108,279

Utilities — 5.16%
AES Corp.	18,000	201,241
ALLETE, Inc.	2,900	212,483
Avangrid, Inc.	6,900	313,398
DTE Energy Co.	2,200	235,532
National Grid PLC ADR	4,125	257,854
NRG Yield, Inc., Class C	16,600	308,760
Veolia Environnement SA ADR	12,000	269,640
WEC Energy Group, Inc.	3,900	245,583

		2,044,491

Total Common Stocks (Cost $29,379,437)		35,759,528

INVESTMENT COMPANIES — 9.85%
Business Development Companies — 0.49%
Monroe Capital Corp.	13,000	194,480

Exchange Traded Fund — 7.17%
Vanguard Total World Stock ETF	41,000	2,842,120

Money Market Securities — 2.19%
Federated Government Obligations Fund, Institutional Class	868,719	868,719

Total Investment Companies (Cost $3,890,251)		3,905,319

Total Investments — 100.02% (Cost $33,269,688)		39,664,847
Liabilities in Excess of Other Assets — (0.02)%		(7,466)

Net Assets — 100.00%		$39,657,381

(a)	Master Limited Partnership

*	Non-income producing security.

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 17.51%
Consumer Discretionary — 0.93%
Carnival Corp.	20,000	$1,335,600
Magna International, Inc.	25,000	1,192,250
McDonald’s Corp.	9,000	1,396,260
Target Corp.	20,000	1,133,400
Time Warner, Inc.	11,200	1,147,104
Walt Disney Co./The	10,700	1,176,251

		7,380,865

Energy — 1.45%
BP PLC ADR	30,000	1,054,200
Chevron Corp.	10,000	1,091,900
ConocoPhillips	22,000	998,140
Exxon Mobil Corp.	13,000	1,040,520
ONEOK, Inc.	10,000	565,700
Royal Dutch Shell PLC ADR	50,000	2,826,500
Schlumberger Ltd.	13,000	891,800
SemGroup Corp., Class A	110,000	2,975,500

		11,444,260

Financials — 10.27%
Ally Financial, Inc.	47,000	1,064,080
American Express Co.	14,300	1,218,789
Apollo Commercial Real Estate Finance, Inc.	550,000	9,916,500
Arbor Realty Trust, Inc.	50,000	412,500
Ares Commercial Real Estate Corp.	230,000	2,944,000
Bank of America Corp.	71,000	1,712,520
BGC Partners, Inc., Class A	750,000	9,457,500
Blackstone Mortgage Trust, Inc., Class A	220,000	6,791,400
Citigroup, Inc.	25,000	1,711,250
Compass Diversified Holdings LLC(a)	100,000	1,750,000
Ellington Financial LLC(a)	135,000	2,173,500
Granite Point Mortgage Trust, Inc.*	4,200	79,170
Ladder Capital Corp.	360,200	4,740,232
Lincoln National Corp.	20,000	1,461,200
MetLife, Inc.	23,500	1,292,500
MFA Financial, Inc.	520,000	4,414,800
New Residential Investment Corp.	560,000	9,520,000
Starwood Property Trust, Inc.	180,000	3,967,200
Two Harbors Investment Corp.	1,500,000	14,835,000
Wells Fargo & Co.	32,000	1,726,080

		81,188,221

Health Care — 0.27%
Johnson & Johnson	8,400	1,114,848
Pfizer, Inc.	30,500	1,011,380

		2,126,228

Industrials — 1.22%
Boeing Co./The	7,000	1,697,220
Covanta Holding Corp.	70,000	1,057,000
Fastenal Co.	25,000	1,074,000
FedEx Corp.	5,700	1,185,771
Honeywell International, Inc.	9,500	1,293,140
Johnson Controls International PLC	25,000	973,750
Southwest Airlines Co.	23,000	1,276,730
United Parcel Service, Inc., Class B	9,500	1,047,755

		9,605,366

Information Technology — 0.92%
Apple, Inc.	8,700	1,293,951
Cisco Systems, Inc.	50,000	1,572,500
Lam Research Corp.	10,500	1,674,330
Microsoft Corp.	17,000	1,235,900
Skyworks Solutions, Inc.	14,000	1,468,180

		7,244,861

Materials — 0.45%
Dow Chemical Co./The	20,000	1,284,800
Eastman Chemical Co.	13,500	1,122,660
Monsanto Co.	10,000	1,168,200

		3,575,660

Telecommunication Services — 2.00%
AT&T, Inc.	204,800	7,987,200
Verizon Communications, Inc.	137,400	6,650,160
Vodafone Group PLC ADR	40,000	1,187,200

		15,824,560

Total Common Stocks (Cost $127,997,593)		138,390,021

CORPORATE BONDS AND NOTES — 57.46%
Business Development Companies — 0.74%
Fifth Street Finance Corp., Senior Notes, 6.13%, 4/30/2028	31,975	805,770
Great Elm Capital Corp., Senior Notes, 8.25%, 6/30/2020	39,826	1,008,394
Harvest Capital Credit Corp., Senior Notes, 7.00%, 1/16/2020	7,964	203,874
Medley Capital Corp., 6.13%, 3/30/2023	117,823	2,980,922
Medley LLC, 6.88%, 8/15/2026	35,200	864,160

		5,863,120

Consumer Discretionary — 3.93%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025(b)	$4,000,000	3,995,000
Aston Martin Capital Holdings Ltd., 6.50%, 4/15/2022(b)	1,000,000	1,043,750

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Hertz Corp./The, 5.88%, 10/15/2020	$5,850,000	$5,509,969
International Game Technology PLC, 5.35%, 10/15/2023	810,000	842,400
Mclaren Finance PLC, 5.75%, 8/1/2022(b)	250,000	257,125
MDC Partners, Inc., 6.50%, 5/1/2024(b)	2,000,000	2,020,000
PetSmart, Inc., 7.13%, 3/15/2023(b)	4,500,000	4,083,750
Signet UK Finance PLC, 4.70%, 6/15/2024	4,500,000	4,433,409
Silversea Cruise Finance Ltd., 7.25%, 2/1/2025(b)	5,016,000	5,423,550
Vista Outdoor, Inc., 5.88%, 10/1/2023	3,315,000	3,414,450

		31,023,403

Consumer Staples — 5.30%
Atento Luxco 1 SA, 7.38%, 1/29/2020(b)	3,070,000	3,162,100
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/2022(b)	1,700,000	1,683,000
Fresh Market, Inc./The, 9.75%, 5/1/2023(b)	10,023,000	8,218,860
HRG Group, Inc., 7.75%, 1/15/2022	2,551,000	2,704,060
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/2021(b)	1,700,000	1,736,125
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/2021(b)	6,290,000	6,423,662
Land O’ Lakes, Inc., 7.25%, 4/4/2027(b)	3,500,000	3,780,000
Mallinckrodt International Finance SA / Mallinckrodt CB, LLC, 5.75%, 8/1/2022(b)	4,000,000	3,930,000
Mallinckrodt International Finance SA / Mallinckrodt CB, LLC, 5.50%, 4/15/2025(b)	2,000,000	1,860,000
Minerva Luxembourg SA, 8.75%, 4/3/2049(c)	2,750,000	2,899,875
Rite Aid Corp., 6.13%, 4/1/2023(b)	1,000,000	995,000
SUPERVALU, Inc., 6.75%, 6/1/2021	1,928,000	1,923,180
Vector Group Ltd., 6.13%, 2/1/2025(b)	2,500,000	2,581,250

		41,897,112

Energy — 14.08%
Atwood Oceanics, Inc., 6.50%, 2/1/2020	10,284,000	10,206,870
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/2022(b)	1,250,000	1,284,375
Bristow Group, Inc., 6.25%, 10/15/2022	4,002,000	2,611,305
CITGO Petroleum Corp., 6.25%, 8/15/2022(b)	1,716,000	1,754,610
Continental Resources, Inc., 5.00%, 9/15/2022	4,000,000	3,977,480
CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, 11/1/2022	2,107,000	2,149,140
DCP Midstream Operating LP, 5.85%, 5/21/2043(b)(c)	2,410,000	2,259,375
Delek Logistics Partners LP, 6.75%, 5/15/2025(b)	$4,200,000	4,273,500
Enbridge Energy Partners LP, 8.05%, 10/1/2037(c)	2,000,000	2,005,000
Energy Transfer Partners LP, 4.33%, 11/1/2066(c)	6,231,000	5,483,280
Gulfport Energy Corp., 6.63%, 5/1/2023	2,215,000	2,248,225
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	9,605,000	11,958,225
Niska Gas Storage Canada ULC, 6.50%, 4/1/2019	2,515,000	2,571,587
PBF Holding Co. LLC, 7.00%, 11/15/2023	2,681,000	2,707,810
PBF Holding Co. LLC, 7.25%, 6/15/2025(b)	15,075,000	14,848,875
Regency Energy Partners LP, 5.50%, 4/15/2023	1,150,000	1,190,250
SemGroup Corp. / Rose Rock Finance Corp., 5.63%, 7/15/2022	4,000,000	3,990,000
SemGroup Corp. / Rose Rock Finance Corp., 5.63%, 11/15/2023	5,399,000	5,318,015
Sunoco LP / Sunoco Finance Corp., 6.38%, 4/1/2023	2,000,000	2,115,000
Teekay Corp., 8.50%, 1/15/2020	8,439,000	8,523,390
Transocean, Inc., 9.00%, 7/15/2023(b)	13,000,000	13,650,000
Ultra Resources, Inc., 7.13%, 4/15/2025(b)	6,000,000	6,126,000

		111,252,312

Financials — 13.66%
Alliance Data Systems Corp., 6.38%, 4/1/2020(b)	4,060,000	4,136,125
Alliance Data Systems Corp., 5.38%, 8/1/2022(b)	1,265,000	1,287,138
Allstate Corp./The, 3.12%, 5/15/2037(c)	3,500,000	3,473,750
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	5,000,000	4,991,500
Atlantic Capital Bancshares, Inc., 6.25%, 9/30/2025(c)	500,000	524,375
Avison Young Canada, Inc., 9.50%, 12/15/2021(b)	8,500,000	8,595,625
Barclays PLC, 7.88%, 3/15/2022(c)	1,000,000	1,096,775
Care Capital Properties LP, 5.13%, 8/15/2026	1,500,000	1,532,309
CBL & Associates LP, 5.95%, 12/15/2026	5,000,000	5,024,080
Charles Schwab Corp./The, 4.63%, 12/29/2049(c)	4,500,000	4,602,771
Credit Acceptance Corp., 6.13%, 2/15/2021	1,000,000	1,030,000
Credit Agricole SA, 7.88%, 1/23/2024(b)(c)	2,000,000	2,261,250
Enova International, Inc., 9.75%, 6/1/2021	3,000,000	3,165,000
Everest Reinsurance Holdings, Inc., 3.57%, 5/15/2037(c)	300,000	282,750

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fidelity & Guaranty Life Holdings, Inc., 6.38%, 4/1/2021(b)	$190,000	$195,463
Fly Leasing Ltd., 6.38%, 10/15/2021	1,000,000	1,053,750
Genworth Holdings, Inc., 6.52%, 5/22/2018	3,000,000	3,022,500
Genworth Holdings, Inc., 7.63%, 9/24/2021	4,000,000	3,825,520
Goldman Sachs Capital II, 4.00%, 12/29/2049(c)	3,000,000	2,692,500
Highmark, Inc., 4.75%, 5/15/2021(b)	500,000	516,666
Hunt Cos., Inc., 9.63%, 3/1/2021(b)	6,250,000	6,625,000
Icahn Enterprises LP, 6.25%, 2/1/2022	2,000,000	2,086,880
Icahn Enterprises LP, 6.75%, 2/1/2024	1,500,000	1,578,750
ILFC E-Capital Trust I, 4.34%, 12/21/2065(b)(c)	3,580,000	3,425,702
ILFC E-Capital Trust I, 4.34%, 12/21/2065(c)	590,000	564,571
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/2021	1,932,000	1,973,055
Jefferies Finance LLC, 7.38%, 4/1/2020(b)	1,000,000	1,032,500
Jefferies Finance LLC, 6.88%, 4/15/2022(b)	3,000,000	3,030,000
Jefferies Finance LLC, 7.25%, 8/15/2024(b)	2,000,000	2,010,000
JPMorgan Chase & Co., 7.90%, 12/29/2049	4,500,000	4,674,375
Liberty Mutual Group, Inc., 7.80%, 3/15/2037(b)	120,000	150,900
Liberty Mutual Group, Inc., 4.15%, 3/15/2037(b)(c)	2,500,000	2,456,250
Lincoln National Corp., 3.54%, 5/17/2066(c)	1,000,000	942,500
Och-Ziff Finance Co. LLC, 4.50%, 11/20/2019(b)	8,500,000	8,096,250
PRA Group, Inc., 3.00%, 8/1/2020	2,642,000	2,559,437
Prudential Financial, Inc., 5.88%, 9/15/2042	1,000,000	1,115,000
Prudential Financial, Inc., 5.63%, 6/15/2043(c)	500,000	548,125
Prudential Financial, Inc., 5.20%, 3/15/2044(c)	500,000	532,500
Royal Bank of Scotland Group PLC, 7.50%, 12/29/2049	2,500,000	2,646,875
Royal Bank of Scotland Group PLC, 8.00%, 12/29/2049(c)	500,000	548,440
Royal Bank of Scotland Group PLC, 8.63%, 8/15/2021(c)	2,000,000	2,213,760
TMX Finance LLC, 8.50%, 9/15/2018(b)	2,000,000	1,895,000
USB Capital IX, 3.50%, 9/28/2017(c)	500,000	447,500
Wachovia Capital Trust III, 5.57%, 3/29/2049(c)	1,000,000	1,010,480
XLIT Ltd., Series E, 3.76%, 3/29/2049(c)	2,600,000	2,444,000

		107,917,697

Health Care — 1.95%
CHS/Community Health Systems, Inc., 8.00%, 11/15/2019	2,500,000	2,512,500
Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/2020(b)	3,200,000	3,100,000
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/2020(b)	4,019,000	3,988,857
Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/2020(b)	5,945,000	5,811,237

		15,412,594

Industrials — 4.87%
Bombardier, Inc., 7.50%, 3/15/2025(b)	4,255,000	4,515,619
CBC Ammo LLC / CBC FinCo, Inc., 7.25%, 11/15/2021(b)	1,475,000	1,508,188
Eletson Holdings Inc, 9.63%, 1/15/2022(b)	4,192,000	3,500,320
HC2 Holdings, Inc., 11.00%, 12/1/2019(b)	1,000,000	1,031,250
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	5,496,000	5,434,170
Meritor, Inc., 6.25%, 2/15/2024	825,000	874,500
Mueller Industries, Inc., 6.00%, 3/1/2027	7,217,000	7,415,467
Quad/Graphics, Inc., 7.00%, 5/1/2022	6,933,000	7,123,657
Techniplas LLC, 10.00%, 5/1/2020(b)	750,000	645,000
Teekay Offshore Partners LP, 6.00%, 7/30/2019	6,585,000	6,445,069

		38,493,240

Information Technology — 4.87%
Lexmark International, Inc., 5.13%, 3/15/2020	4,310,000	4,501,386
Micron Technology, Inc., 5.25%, 8/1/2023(b)	2,000,000	2,100,000
Qorvo, Inc., 6.75%, 12/1/2023	880,000	968,792
Qorvo, Inc., 7.00%, 12/1/2025	1,605,000	1,833,712
Rackspace Hosting, Inc., 8.63%, 11/15/2024(b)	10,000,000	10,825,000
Seagate HDD Cayman, 4.75%, 1/1/2025	2,000,000	1,941,410
Seagate HDD Cayman, 4.88%, 6/1/2027	7,000,000	6,700,799
Seagate HDD Cayman, 5.75%, 12/1/2034	1,000,000	925,287
Western Digital Corp., 7.38%, 4/1/2023(b)	2,000,000	2,200,000
Western Digital Corp., 10.50%, 4/1/2024	5,500,000	6,524,375

		38,520,761

Materials — 1.77%
Eldorado Gold Corp, 6.13%, 12/15/2020(b)	1,475,000	1,511,875
First Quantum Minerals Ltd., 7.50%, 4/1/2025(b)	1,175,000	1,209,075
Freeport-McMoRan, Inc., 6.63%, 5/1/2021	500,000	514,375

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Freeport-McMoRan, Inc., 6.75%, 2/1/2022	$1,250,000	$1,318,750
Freeport-McMoRan, Inc., 6.88%, 2/15/2023	2,131,000	2,322,790
Kinross Gold Corp., 5.95%, 3/15/2024	2,500,000	2,737,500
Kinross Gold Corp., 6.88%, 9/1/2041	4,050,000	4,374,000

		13,988,365

Structured Notes — 3.78%
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 8.25%, 9/28/2018	2,000,000	1,985,600
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.00%, 6/17/2020	3,000,000	2,968,500
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.25%, 6/19/2020	4,500,000	4,472,550
Goldman Sachs Group, Inc., Callable Monthly Index-Linked Medium-Term Notes, 8.65%, 4/30/2024(c)	3,000,000	2,943,390
Morgan Stanley Contingent Income Buffered Securities, 8.75%, 5/30/2028(c)	2,000,000	2,360,100
Morgan Stanley Contingent Income Buffered Securities, S&P 500 Index and Russell 2000 Index, 8.50%, 6/28/2028(c)	3,000,000	3,562,950
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index, 7.70%, 6/28/2028(c)	3,000,000	3,217,800
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index, 5.51%, 8/30/2028(c)	3,000,000	2,400,000
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index, and EURO STOXX 50 Index, 8.00%, 3/13/2029(c)	3,000,000	3,084,000
Societe Generale SA, Callable Conditional Coupon Notes, 9.00%, 5/27/2020	3,000,000	2,882,700

		29,877,590

Telecommunication Services — 1.23%
Avanti Communications Group PLC, 12.00%, 10/1/2023(b)	1,232,800	462,300
Broadview Networks Holdings, Inc., 10.50%, 11/15/2017	2,500,000	2,515,562
Frontier Communications Corp., 11.00%, 9/15/2025	4,000,000	3,685,000
Gogo Intermediate Holdings, LLC / Gogo Finance Co., Inc., 12.50%, 7/1/2022(b)	1,000,000	1,137,180
SixSigma Networks Mexico SA de CV, 8.25%, 11/7/2021	1,900,000	1,929,450

		9,729,492

Utilities — 1.28%
Allegheny Energy Supply Co., LLC, 5.75%, 10/15/2019(b)	40,000	42,600
Crockett Cogeneration LP, 5.87%, 3/30/2025(b)	485,160	485,941
DPL, Inc., 7.25%, 10/15/2021	375,000	411,563
Electricite de France SA, 5.25%, 1/29/2023(b)(c)	2,000,000	2,075,000
Enel SpA, 8.75%, 9/24/2073(b)(c)	1,039,000	1,254,593
FPL Energy National Wind, LLC, 5.61%, 3/10/2024(b)	5,086,170	5,129,911
Talen Energy Supply LLC, 6.50%, 6/1/2025	1,000,000	725,000

		10,124,608

Total Corporate Bonds and Notes (Cost $447,279,901)		454,100,294

INVESTMENT COMPANIES — 18.49%
Business Development Companies — 10.87%
Ares Capital Corp.	2,250,000	36,877,500
Fidus Investment Corp.	240,000	4,046,400
Hercules Capital, Inc.	83,928	1,119,600
New Mountain Finance Corp.	390,000	5,655,000
Solar Capital Ltd.	1,240,000	27,094,000
TCP Capital Corp.	450,000	7,483,500
Triangle Capital Corp.	210,000	3,635,100

		85,911,100

Exchange Traded Funds — 2.87%
iShares Russell 1000 Value ETF	35,000	4,102,000
Schwab U.S. Large-Cap Value ETF	50,000	2,543,500
Schwab U.S. Mid-Cap ETF	25,000	1,222,750
Schwab U.S. Broad Market ETF	50,000	2,982,000
Schwab U.S. Dividend Equity ETF	100,000	4,585,000
Schwab U.S. Large-Cap ETF	60,000	3,535,800
SPDR S&P 500 ETF	15,000	3,701,550

		22,672,600

Open End Funds — 3.75%
Yorktown Mid Cap Fund, Institutional Class(d)	1,047,259	11,048,582
Yorktown Short Term Bond Fund, Institutional Class(d)	1,522,103	6,423,275
Yorktown Small Cap Fund, Institutional Class(d)	1,002,004	12,144,289

		29,616,146

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Money Market Funds — 1.00%
Federated Government Obligations Fund, Institutional Class	7,926,830	$7,926,830

Total Investment Companies (Cost $140,857,472)		146,126,676

PREFERRED STOCKS — 6.21%
Energy — 0.81%
NuStar Energy LP, Series A, 8.50%	151,300	4,015,502
NuStar Energy LP, Series B, 7.63%(c)	45,000	1,157,400
NuStar Logistics LP, 7.63%	29,000	738,340
Scorpio Tankers, Inc., 6.75%	21,040	519,688

		6,430,930

Financials — 3.26%
AG Mortgage Investment Trust, Inc., Series B, 8.00%	30,000	756,300
Annaly Capital Management, Inc., Series F, 6.95%(c)	90,000	2,236,500
Apollo Global Management LLC, 6.38%	10,000	260,800
Arbor Realty Trust, Inc., Series A, 8.25%	26,845	692,061
Arbor Realty Trust, Inc., 7.38%	20,000	502,200
Arch Capital Group Ltd., Series E, 5.25%	10,000	246,200
Ares Management LP, Series A, 7.00%	20,000	539,400
Arlington Asset Investment Corp., 6.63%	172,346	4,231,267
Axis Capital Holdings Ltd., Series E, 5.50%	10,000	250,400
B. Riley Financial, Inc., 7.50%	40,000	1,021,200
Capitala Finance Corp., 6.00%	40,000	1,031,600
Capitala Finance Corp., 5.75%	40,000	1,018,400
Compass Diversified Holdings, Series A, 7.25%	160,000	4,003,200
CYS Investments, Inc., Series A, 7.75%	40,000	1,003,200
KKR & Co. LP, Series B, 6.50%	31,217	836,928
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	10,700	269,747
Legg Mason, Inc., 5.45%	36,700	914,197
Maiden Holdings Ltd., 6.63%	15,000	399,750
Oxford Lane Capital Corp., Series 2023, 7.50%	39,663	1,014,976
Resource Capital Corp., 8.25%	30,000	735,000
TriplePoint Venture Growth BDC Corp., 5.75%	31,500	804,825
Two Harbors Investment Corp., Series A, 8.13%(c)	55,000	1,459,150
Two Harbors Investment Corp., Series B, 7.63%(c)	40,000	1,013,600
Validus Holdings Ltd., Series A, 5.88%	7,209	185,127
W.R. Berkley Corp., 5.90%	12,884	345,291

		25,771,319

Health Care — 0.17%
GMAC Capital Trust I, Series 2, 6.97%(c)	50,000	1,327,500

Real Estate — 1.76%
Ashford Hospitality Trust, Inc., Series G, 7.38%	20,000	500,000
Bluerock Residential Growth REIT, Inc., Series A, 8.25%	5,000	132,500
Bluerock Residential Growth REIT, Inc., Series C, 7.63%	40,000	1,060,000
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	37,000	952,750
CBL & Associates Properties, Inc., Series D, 7.38%	80,000	1,920,800
City Office REIT, Inc., Series A, 6.63%	15,000	387,750
Colony NorthStar, Inc., Series E, 8.75%	48,596	1,321,811
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	60,000	1,499,400
Hersha Hospitality Trust, Series D, 6.50%	4,000	101,600
Hersha Hospitality Trust, Series E, 6.50%	5,000	128,450
Invesco Mortgage Capital, Inc., Series B, 7.75%	10,000	252,500
National Retail Properties, Inc., Series F, 5.20%	10,000	249,000
New York Mortgage Trust, Inc., Series B, 7.75%	30,000	747,900
RAIT Financial Trust, 7.13%	41,637	1,038,843
RAIT Financial Trust, 7.63%	60,000	1,434,000
Sotherly Hotels LP, 7.00%	27,800	711,958
Sotherly Hotels, Inc., Series B, 8.00%	40,000	1,042,000
Wheeler Real Estate Investment Trust, Inc., Series D, 8.75%	17,372	409,979

		13,891,241

Telecommunication Services — 0.13%
Qwest Corp., 6.50%	40,000	1,012,500

Utilities — 0.08%
Entergy Arkansas, Inc., 4.88%	15,000	370,350
Entergy Louisiana LLC, 4.88%	10,000	246,100

		616,450

Total Preferred Stocks (Cost $48,299,008)		49,049,940

SECURITIZED DEBT OBLIGATIONS — 0.24%
Asset Backed Securities — 0.24%
Hertz Vehicle Financing II LP, Series 2015-3A, Class C, 4.44%, 9/25/2021(b)	$400,000	395,284

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	$1,500,000	$1,494,536

		1,889,820

Total Securitized Debt Obligations (Cost $1,892,177)		1,889,820

Total Investments — 99.91% (Cost $766,326,151)		789,556,751
Other Assets in Excess of Liabilities — 0.09%		700,683

Net Assets — 100.00%		$790,257,434

(a)	Master Limited Partnership

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2017.

(d)	Affiliated issuer.

*	Non-income producing security.

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 91.68%
Consumer Discretionary — 2.09%
Atento Luxco 1 SA, 7.38%, 1/29/2020(a)	$300,000	$309,000
Brinker International, Inc., 2.60%, 5/15/2018	250,000	250,313
Brunswick Corp., 4.63%, 5/15/2021(a)	1,375,000	1,404,501
Cooper Tire & Rubber Co., 8.00%, 12/15/2019	100,000	112,000
Graham Holdings Co., 7.25%, 2/1/2019	100,000	107,000
International Game Technology, 7.50%, 6/15/2019	100,000	109,500
Lear Corp., 5.38%, 3/15/2024	500,000	535,374

		2,827,688

Consumer Staples — 1.84%
Land O’ Lakes, Inc., 6.00%, 11/15/2022(a)	550,000	616,000
Louis Dreyfus Co. BV, 8.25%, 9/29/2049	1,850,000	1,865,956

		2,481,956

Energy — 8.20%
Enterprise Products Operating LLC, Series A, 5.02%, 8/1/2066(b)	745,000	748,911
Enterprise Products Operating LLC, 3.98%, 6/1/2067(b)	200,000	194,250
Marathon Oil Corp., 6.00%, 10/1/2017	400,000	401,724
Midcontinent Express Pipeline LLC, 6.70%, 9/15/2019(a)	1,000,000	1,073,750
NuStar Logistics LP, 8.15%, 4/15/2018(b)	378,000	396,522
ONEOK, Inc., 7.50%, 9/1/2023	1,000,000	1,215,000
Regency Energy Partners LP, 6.50%, 7/15/2021	3,219,000	3,299,475
Regency Energy Partners LP, 5.50%, 4/15/2023	2,612,000	2,703,420
Rice Energy, Inc., 6.25%, 5/1/2022	1,000,000	1,046,250

		11,079,302

Financials — 41.16%
Allstate Corp./The, 3.12%, 5/15/2037(b)	4,150,000	4,118,875
Ally Financial, Inc., 4.25%, 4/15/2021	200,000	206,250
Assured Guaranty U.S. Holdings, Inc., Series A, 3.63%, 12/15/2066(b)	625,000	537,500
Athene Global Funding, 2.88%, 10/23/2018(a)	2,120,000	2,136,123
Athene Global Funding, 4.00%, 1/25/2022(a)	2,000,000	2,082,768
Aviation Capital Group Corp., 2.88%, 9/17/2018(a)	200,000	202,164
Bank of America Corp., 2.01%, 9/15/2026(b)	100,000	93,932
Bank of the Ozarks, Inc., 5.50%, 7/1/2026(b)	250,000	262,390
Charles Schwab Corp./The, Series E, 4.63%, 3/1/2022(b)	$1,000,000	1,022,838
Chubb Corp./The, 3.55%, 4/15/2037(b)	400,000	399,750
Citigroup, Inc., 1.74%, 8/25/2036(b)	100,000	85,952
Citigroup, Inc., Series N, 5.80%, 11/15/2049(b)	1,000,000	1,047,500
CNP Assurances SA, 7.50%, 10/18/2018	700,000	741,388
Depository Trust & Clearing Corp./The, Series C, 4.88%, 6/15/2020	2,000,000	2,085,000
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021(a)	2,000,000	2,031,868
E*TRADE Financial Corp., 5.38%, 11/15/2022	209,000	219,202
Everest Reinsurance Holdings, Inc., 3.57%, 5/15/2037(b)	370,000	348,725
Fairfax Financial Holdings Ltd., 5.80%, 5/15/2021(a)	300,000	325,226
Fidelity & Guaranty Life Holdings, Inc., 6.38%, 4/1/2021(a)	783,000	805,511
Fifth Third Bancorp, 5.10%, 6/30/2023	250,000	258,750
First American Financial Corp., 4.30%, 2/1/2023	1,500,000	1,551,472
Fly Leasing Ltd., 6.75%, 12/15/2020	100,000	105,000
Fly Leasing Ltd., 6.38%, 10/15/2021	300,000	316,125
Friends Life Holdings PLC, 7.88%, 11/8/2018	2,000,000	2,133,056
GFI Group, Inc., 8.38%, 7/19/2018	1,500,000	1,590,000
Goldman Sachs Capital II, 4.00%, 12/29/2049(b)	1,739,000	1,560,752
Goldman Sachs Group, Inc./The, MTN, 2.00%, 4/29/2021	100,000	98,264
Hartford Financial Services Group, Inc./The, Series ICON, 3.31%, 2/12/2047(a)(b)	3,500,000	3,423,437
Highmark, Inc., 4.75%, 5/15/2021(a)	2,000,000	2,066,662
Hiland Partners Holdings LLC, 5.50%, 5/15/2022(a)	1,610,000	1,676,429
Icahn Enterprises LP, 6.00%, 8/1/2020	500,000	514,688
ILFC E-Capital Trust I, 4.34%, 12/21/2065(a)(b)	500,000	478,450
ING Bank NV, Series EMTN, 4.13%, 11/21/2023	1,250,000	1,278,749
Jackson National Life Global Funding, 4.70%, 6/1/2018(a)	100,000	102,443
Jefferies Group LLC, Series 1687, 4.25%, 7/21/2031	100,000	98,736
JPMorgan Chase & Co., Series 1, 7.90%, 4/30/2018	2,500,000	2,596,875
JPMorgan Chase & Co., MTN, 2.33%, 3/21/2023(b)	100,000	99,392

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Liberty Mutual Group, Inc., 4.15%, 3/15/2037(a)(b)	$750,000	$736,875
Lincoln National Corp., 3.54%, 5/17/2066(b)	1,250,000	1,178,125
Main Street Capital Corp., 4.50%, 12/1/2019	500,000	505,172
Mellon Capital IV, Series 1, 4.00%, 6/20/2165(b)	500,000	455,000
MetLife, Inc., Series C, 5.25%, 6/15/2020	250,000	261,985
Morgan Stanley, MTN, 5.00%, 1/25/2019(b)	100,000	103,875
Nationwide Mutual Insurance Co., 3.54%, 12/15/2024(a)(b)	1,200,000	1,201,808
Nuveen Floating Rate Income Opportunity Fund, 2.50%, 1/1/2022(b)	1,250,000	1,238,281
Och-Ziff Finance Co. LLC, 4.50%, 11/20/2019(a)	750,000	714,375
PBF Holding Co. LLC, 7.00%, 11/15/2023	350,000	353,500
Prudential Financial, Inc., 8.88%, 6/15/2038	400,000	423,600
Prudential Financial, Inc., 5.88%, 9/15/2042	500,000	557,500
QBE Insurance Group Ltd., 7.50%, 11/24/2043(a)	350,000	402,500
Reinsurance Group of America, Inc., 3.91%, 12/15/2065(b)	500,000	482,500
Royal Bank of Scotland Group PLC, MTN, 2.25%, 12/15/2017	50,000	49,834
Royal Bank of Scotland Group PLC, 7.50%, 8/10/2020	200,000	211,750
StanCorp Financial Group, Inc., 3.71%, 6/1/2067(b)	1,987,000	1,847,910
Synovus Financial Corp., 5.75%, 12/15/2025	250,000	267,500
US Bancorp, Series I, 5.13%, 1/15/2021	100,000	106,750
USB Capital IX, 3.50%, 9/28/2017(b)	1,553,000	1,389,935
Wachovia Capital Trust III, 5.57%, 10/2/2017(b)	500,000	505,240
Williams Partners LP / ACMP Finance Corp., 4.88%, 3/15/2024	2,240,000	2,352,399
XLIT Ltd., Series E, 3.76%, 9/28/2017(b)	1,634,000	1,535,960

		55,584,616

Health Care — 1.72%
C.R. Bard, Inc., 3.00%, 5/15/2026	200,000	201,957
HCA, Inc., 6.50%, 2/15/2020	250,000	273,750
MEDNAX, Inc., 5.25%, 12/1/2023(a)	1,785,000	1,843,012

		2,318,719

Industrials — 12.29%
Air Canada Pass Through Trust, Series 2013-1, Class B, 5.38%, 5/15/2021(a)	$65,800	69,562
Allegion PLC, 5.88%, 9/15/2023	1,500,000	1,622,250
American Airlines, Inc. Pass Through Trust, Series 2011-1, Class B, 7.00%, 1/31/2018	1,255,740	1,291,843
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021(a)	964,000	1,007,380
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	105,180	107,946
American Airlines, Inc. Pass Through Trust, Pass Through Certificates, Class B, 5.60%, 7/15/2020(a)	346,648	362,247
American West Airlines Pass Through Trust, Series 1999-1, Class G, 7.93%, 1/2/2019	1,608,032	1,694,464
American West Airlines Pass Through Trust, Series 2001-1, Class G, 8.06%, 7/2/2020	71,010	80,241
British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%, 6/20/2024(a)	496,820	535,348
Continental Airlines Pass Through Trust, Series 1998-3, Class A-1, 6.82%, 5/1/2018	333,440	340,942
Continental Airlines Pass Through Trust, Series 2010, Class B, 6.00%, 1/12/2019	401,420	414,466
Continental Airlines Pass Through Trust, Series 2012, Class B, 6.25%, 4/11/2020	573,780	608,924
Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.05%, 11/1/2020	33,976	37,926
Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.02%, 8/10/2022	326,220	373,522
Delta Air Lines Pass Through Trust, Series 2015-1, 4.25%, 7/30/2023	104,130	107,775
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2012-1, Class B, 6.50%, 5/30/2019(a)	569,440	589,898
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/2022(a)	575,300	600,320
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2013-1, Class A, 5.25%, 5/30/2023(a)	970,110	1,016,190
Dun & Bradstreet Corp./The, 3.50%, 12/1/2017	250,000	251,433

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
FTI Consulting, Inc., 6.00%, 11/15/2022	$915,000	$952,744
General Electric Co., Series D, 5.00%, 1/21/2021(b)	246,000	259,663
General Electric Co., MTN, 1.66%, 8/15/2036(b)	250,000	223,618
Hawaiian Airlines Pass Through Trust, Series 2013-1, Class B, 4.95%, 1/15/2022	146,410	150,231
Huron Consulting Group, Inc., 1.25%, 10/1/2019	500,000	467,500
Kennametal, Inc., 2.65%, 11/1/2019	200,000	202,150
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	1,738,000	1,718,447
Northwest Airlines Pass Through Trust, Series 2007-1, Class A, 7.03%, 11/1/2019	66,900	73,983
Spirit AeroSystems, Inc., 5.25%, 3/15/2022	500,000	519,501
Stanley Black & Decker, Inc., 5.75%, 12/15/2053	100,000	105,441
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	195,700	203,009
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	231,559	240,335
US Airways Pass Through Trust, Series 2012-1, Class B, 8.00%, 10/1/2019	154,127	167,613
US Airways Pass Through Trust, Series 2013-1, Class B, 5.38%, 8/15/2021	192,841	202,965

		16,599,877

Information Technology — 10.27%
Activision Blizzard, Inc., 6.13%, 9/15/2023(a)	200,000	215,659
Alliance Data Systems Corp., 6.38%, 4/1/2020(a)	2,044,000	2,082,325
Alliance Data Systems Corp., 5.88%, 11/1/2021(a)	600,000	625,500
Alliance Data Systems Corp., 5.38%, 8/1/2022(a)	423,000	430,403
Broadcom Corp., 2.70%, 11/1/2018	1,394,000	1,397,231
Hewlett Packard Enterprise Co., 3.60%, 10/15/2020	200,000	207,119
KLA-Tencor Corp., 2.38%, 11/1/2017	100,000	100,168
Leidos Holdings, Inc., 4.45%, 12/1/2020	300,000	318,000
Lexmark International, Inc., 6.38%, 3/15/2020	1,100,000	1,148,845
Micron Technology, Inc., 5.25%, 8/1/2023(a)	350,000	367,500
Micron Technology, Inc., 7.50%, 9/15/2023	1,149,000	1,284,456
Qorvo, Inc., Senior Notes, 6.75%, 12/1/2023	520,000	572,468
Seagate HDD Cayman, 4.25%, 3/1/2022(a)	800,000	799,149
Seagate HDD Cayman, 4.75%, 6/1/2023	900,000	897,187
Western Digital Corp., 7.38%, 4/1/2023(a)	2,307,000	2,537,700
Western Digital Corp., 10.50%, 4/1/2024	750,000	889,687

		13,873,397

Materials — 8.07%
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/2020	325,000	343,980
BHP Billiton Finance USA Ltd., 6.25%, 10/19/2075	600,000	656,400
FMG Resources Ltd., 9.75%, 3/1/2022(a)	2,299,000	2,617,871
INVISTA Finance LLC, 4.25%, 10/15/2019	240,000	246,000
INVISTA Finance LLC, 4.25%, 10/15/2019(a)	3,428,000	3,513,700
Kinross Gold Corp., 5.13%, 9/1/2021	175,000	186,758
Methanex Corp., 3.25%, 12/15/2019	200,000	202,271
SSR Mining, Inc., 2.88%, 2/1/2033	500,000	490,938
Standard Industries, Inc., 5.13%, 2/15/2021(a)	243,000	252,720
Vale Overseas Ltd., 5.63%, 9/15/2019	250,000	266,500
Vale Overseas Ltd., 5.88%, 6/10/2021	750,000	820,313
Vale Overseas Ltd., 4.38%, 1/11/2022	250,000	258,625
Westlake Chemical Corp., 4.63%, 2/15/2021	256,000	266,240
Westlake Chemical Corp., 4.88%, 5/15/2023	750,000	783,750

		10,906,066

Real Estate — 4.96%
CBL & Associates LP, 5.25%, 12/1/2023	500,000	493,777
Government Properties Income Trust, 4.00%, 7/15/2022	500,000	500,585
MPT Operating Partnership LP, 6.38%, 2/15/2022	1,300,000	1,343,062
MPT Operating Partnership LP, 6.38%, 3/1/2024	1,695,000	1,856,025
Senior Housing Properties Trust, 3.25%, 5/1/2019	500,000	506,742
Spirit Realty Capital, Inc., 2.88%, 5/15/2019	2,000,000	1,997,510

		6,697,701

Telecommunication Services — 0.16%
Crown Castle Towers LLC, 4.88%, 8/15/2020(a)	200,000	213,333

Utilities — 0.92%
Cleveland Electric Illuminating Co./The, Series D, 7.88%, 11/1/2017	200,000	202,872
Dominion Energy, Inc., Series 6, Class A, 4.12%, 6/30/2066(b)	100,000	95,000

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount or Shares	Fair Value
Dominion Energy, Inc., Series 6, Class B, 3.60%, 9/30/2066(b)	$188,000	$164,500
DPL, Inc., 7.25%, 10/15/2021	100,000	109,750
FPL Energy National Wind, LLC, 5.61%, 3/10/2024(a)	374,600	377,822
NextEra Energy Capital Holdings, Inc., 3.37%, 10/1/2066(b)	200,000	194,000
WEC Energy Group, Inc., 3.29%, 5/15/2067(b)	100,000	97,528

		1,241,472

Total Corporate Bonds and Notes (Cost $122,094,144)		123,824,127

INVESTMENT COMPANIES — 0.56%
Money Market Funds — 0.56%
Federated Government Obligations Fund, Institutional Class	763,026	763,026

Total Investment Companies (Cost $763,026)		763,026

PREFERRED STOCKS — 1.64%
Financials — 1.24%
Argo Group U.S., Inc., 6.50%	31,317	793,886
Compass Diversified Holdings, Series A, 7.25%	6,000	150,120
JMP Group LLC, 8.00%	5,000	128,100
Main Street Capital Corp., 6.13%	4,137	106,941
Medley Capital Corp., 6.13%	5,802	146,791
Medley LLC, 6.88%	4,000	98,200
THL Credit, Inc., 6.75%	2,000	51,186
Triangle Capital Corp., 6.38%	4,000	102,680
TriplePoint Venture Growth BDC Corp., 5.75%	4,000	102,200

		1,680,104

Real Estate — 0.21%
Bluerock Residential Growth REIT, Inc., Series A, 8.25%	3,000	79,500
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	3,000	77,250
Sotherly Hotels LP, 7.00%	5,000	128,050

		284,800

Utilities — 0.19%
Georgia Power Co., Series 07-A, 6.50%	2,486	252,562

Total Preferred Stocks (Cost $2,204,919)		2,217,466

SECURITIZED DEBT OBLIGATIONS — 3.21%
Asset Backed Securities — 3.19%
Apollo Aviation Securitization Equity Trust, Series 2016-1, Class A, 4.88%, 8/15/2022(a)	$433,350	447,226
Avis Budget Rental Car Funding, Series 2015-1A, Class A, 2.50%, 7/20/202(a)	500,000	501,336
Dell Equipment Finance Trust, Series 2016-1, Class D, 3.24%, 7/22/2022(a)	300,000	302,425
Emerald Aviation Finance Ltd., 4.65%, 10/15/2038(a)	574,400	591,710
Hertz Vehicle Financing II LP 2015-3A, 4.44%, 9/25/2021(a)	100,000	98,821
Longtrain Leasing III LLC, Series 2015-1A, 2.98%, 1/15/2045(a)	371,450	370,836
Spirit Master Funding, LLC, Series 2014-4A, Class A1, 3.50%, 1/20/2045(a)	1,000,000	997,850
Wendy’s Funding LLC, Series 2015-1A, Class A21, 3.37%, 6/15/2045(a)	491,250	497,515
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	500,000	498,179

		4,305,898

Mortgage Backed Securities — 0.02%
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042	25,470	25,474

Total Securitized Debt Obligations (Cost $4,315,866)		4,331,372

U.S. TREASURY NOTES & BONDS — 0.37%
United States Treasury Note, 1.00%, 3/15/2018	500,000	499,405

Total U.S. Treasury Notes & Bonds (Cost $499,778)		499,405

Total Investments — 97.46% (Cost $129,877,733)		131,635,396
Other Assets in Excess of Liabilities — 2.54%		3,425,900

Net Assets — 100.00%		$135,061,296

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2017.

MTN — Medium Term Note

EMTN — Euro Medium Term Note

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

July 31, 2017

(Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES — 100.21%
Growth Funds — 34.84%
Yorktown Growth Fund, Class A*(a)	594,253	$10,126,068

Income Funds — 33.43%
Yorktown Capital Income Fund, Institutional Class(a)	206,743	9,718,974

Mid Cap Funds — 15.15%
Yorktown Mid Cap Fund, Institutional Class(a)	417,401	4,403,580

Money Market Funds — 0.20%
Federated Government Obligations Fund, Institutional Class	58,290	58,290

Small Cap Funds — 16.59%
Yorktown Small Cap Fund, Institutional Class(a)	397,977	4,823,487

Total Investment Companies (Cost $17,858,162)		29,130,399
Liabilities in Excess of Other Assets — (0.21)%		(62,212)

Net Assets — 100.00%		$29,068,187

*	Non-income producing security.

(a)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS

July 31, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 93.88%
Consumer Discretionary — 11.15%
1-800-Flowers.com, Inc., Class A*	500	$4,825
Aaron’s, Inc.	800	37,024
Adtalem Global Education, Inc.*	1,620	52,650
AMC Entertainment Holdings, Inc., Class A	290	5,916
American Public Education, Inc.*	240	5,112
America’s Car-Mart, Inc.*	200	7,840
Ascena Retail Group, Inc.*	2,800	6,552
Ascent Capital Group, Inc., Class A*	400	6,760
AV Homes, Inc.*	200	3,210
Barnes & Noble, Inc.	900	7,335
Beazer Homes USA, Inc.*	1,700	22,542
Belmond Ltd., Class A*	2,200	28,710
Big 5 Sporting Goods Corp.	300	3,225
Big Lots, Inc.	400	19,868
Black Diamond, Inc.*	1,200	7,800
Boyd Gaming Corp.	700	17,542
Bridgepoint Education, Inc.*	800	7,768
Build-A-Bear Workshop, Inc.*	250	2,400
Caesars Acquisition Co., Class A*	4,640	90,016
Caesars Entertainment Corp.*	2,500	30,875
Caleres, Inc.	600	16,368
Callaway Golf Co.	900	11,457
Career Education Corp.*	1,060	8,915
Cavco Industries, Inc.*	40	5,216
Century Communities, Inc.*	400	10,360
Chegg, Inc.*	700	9,695
Citi Trends, Inc.	500	11,075
Conn’s, Inc.*	400	8,560
Container Store Group, Inc./The*	1,800	9,630
Cooper Tire & Rubber Co.	600	21,930
Cooper-Standard Holding, Inc.*	410	41,927
Crocs, Inc.*	800	6,352
Culp, Inc.	200	6,000
Dana, Inc.	1,400	33,208
Deckers Outdoor Corp.*	400	25,944
Del Taco Restaurants, Inc.*	600	7,854
Delta Apparel, Inc.*	200	4,206
Denny’s Corp.*	380	4,317
Dillard’s, Inc., Class A	200	14,764
Dixie Group, Inc./The*	600	2,550
DSW, Inc., Class A	300	5,412
E.W. Scripps Co./The, Class A*	700	13,755
Eldorado Resorts, Inc.*	440	8,976
Entercom Communications Corp., Class A	550	5,418
Entravision Communications Corp.	1,500	9,750
Etsy, Inc.*	600	8,622
Finish Line, Inc./The, Class A	300	4,128
Flexsteel Industries, Inc.	100	5,598
Fox Factory Holding Corp.*	500	19,225
Fred’s, Inc., Class A	600	4,062
FTD Companies, Inc.*	300	5,895
Gaia, Inc.*	570	6,868
Gannett Co., Inc.	1,500	13,455
G-III Apparel Group Ltd.*	200	5,206
GNC Holdings, Inc.*	700	6,657
Golden Entertainment, Inc.*	500	10,290
Grand Canyon Education, Inc.*	300	22,071
Gray Television, Inc.*	500	7,450
Green Brick Partners, Inc.*	600	6,750
Group 1 Automotive, Inc.	280	16,674
Guess?, Inc.	1,300	16,978
Hooker Furniture Corp.	300	12,660
Houghton Mifflin Harcourt Co.*	800	9,560
Iconix Brand Group, Inc.*	1,000	6,670
ILG, Inc.*	1,800	47,718
Installed Building Products, Inc.*	280	15,064
Intrawest Resorts Holdings, Inc.*	1,600	38,000
iRobot Corp.*	300	31,653
Jack in the Box, Inc.	100	9,276
Johnson Outdoors, Inc., Class A	350	17,682
K12, Inc.*	1,400	24,794
KB Home	1,600	36,672
La Quinta Holdings, Inc.*	1,200	17,892
LCI Industries	730	77,927
LGI Homes, Inc.*	300	13,290
Liberty Media Corp-Liberty Media, Class A*	200	6,750
Lifetime Brands, Inc.	500	9,475
Lincoln Educational Services Corp.*	2,700	8,397
Lumber Liquidators Holdings, Inc.*	600	14,826
M.D.C. Holdings, Inc.	1,320	45,263
M/I Homes, Inc.*	700	18,158
Malibu Boats, Inc., Class A*	300	8,583
Marcus Corp./The	400	10,880
Marine Products Corp.	1,350	19,602
Marriott Vacations Worldwide Corp.	400	46,740
Meredith Corp.	560	33,292
Meritage Homes Corp.*	500	20,375
Modine Manufacturing Co.*	1,500	24,375
Movado Group, Inc.	300	7,380
Murphy USA, Inc.	190	14,389
NACCO Industries, Inc., Class A	200	13,120
New York Times Co./The, Class A	1,300	24,700
Nutrisystem, Inc.	200	11,150
Office Depot, Inc.	6,900	40,503

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Oxford Industries, Inc.	100	$6,313
Party City Holdco, Inc.*	100	1,395
Penn National Gaming, Inc.*	300	6,048
Perry Ellis International, Inc.*	200	3,928
PetMed Express, Inc.	740	35,180
PICO Holdings, Inc.*	300	4,875
Pier 1 Imports, Inc.	1,000	4,610
Planet Fitness, Inc.*	1,000	22,660
RCI Hospitality Holdings, Inc.	530	12,026
Reading International, Inc., Class A*	430	6,863
Regis Corp.*	600	6,318
Rent-A-Center, Inc.	300	3,966
RH*	700	45,591
Saga Communications, Inc., Class A	110	4,274
Salem Media Group, Inc.	800	5,720
Scholastic Corp.	300	12,429
Scientific Games Corp., Class A*	900	33,345
Select Comfort Corp.*	300	10,143
Sonic Automotive, Inc., Class A	600	10,890
Sotheby’s*	300	16,977
Spartan Motors, Inc.	1,300	11,505
Standard Motor Products, Inc.	810	40,808
Steven Madden Ltd.*	600	24,600
Strattec Security Corp.	300	10,650
Superior Industries International, Inc.	410	8,015
Taylor Morrison Home Corp., Class A*	1,100	24,882
Tilly’s, Inc., Class A*	400	3,992
Time, Inc.	700	9,835
TopBuild Corp.*	780	41,168
TRI Pointe Group, Inc.*	700	9,310
Tribune Media Co., Class A	500	21,075
Unifi, Inc.*	200	6,552
Vista Outdoor, Inc.*	700	16,163
Visteon Corp.*	100	11,154
Weight Watchers International, Inc.*	300	10,746
William Lyon Homes, Class A*	600	13,566
Wolverine World Wide, Inc.	800	22,560
ZAGG, Inc.*	2,100	17,745
Zumiez, Inc.*	300	3,810

		2,130,041

Consumer Staples — 1.63%
Alico, Inc.	200	6,040
Andersons, Inc./The	600	20,670
Calavo Growers, Inc.	100	7,405
Central Garden & Pet Co., Class A*	600	18,456
Darling Ingredients, Inc.*	3,560	57,921
Dean Foods Co.	300	4,500
Fresh Del Monte Produce, Inc.	600	30,882
Ingles Markets, Inc., Class A	250	7,375
John B. Sanfilippo & Son, Inc.	100	6,432
Landec Corp.*	200	2,460
Limoneira Co.	300	6,828
MGP Ingredients, Inc.	210	12,382
Nature’s Sunshine Products, Inc.*	500	6,325
Omega Protein Corp.	400	6,400
Sanderson Farms, Inc.	200	26,150
Smart & Final Stores, Inc.*	500	4,300
SpartanNash Co.	500	13,870
Sprouts Farmers Market, Inc.*	800	19,256
SUPERVALU, Inc.*	1,600	5,728
United Natural Foods, Inc.*	500	19,265
Universal Corp.	200	12,790
USANA Health Sciences, Inc.*	200	11,420
Weis Markets, Inc.	100	4,731

		311,586

Energy — 4.84%
Adams Resources & Energy, Inc.	100	3,799
Andeavor	522	51,955
Archrock, Inc.	3,600	39,420
Ardmore Shipping Corp.	1,300	10,335
Aspen Aerogels, Inc.*	200	922
Atwood Oceanics, Inc.*	1,600	12,576
Callon Petroleum Co.*	1,100	12,452
Clean Energy Fuels Corp.*	2,200	5,764
CVR Energy, Inc.	200	3,782
Delek US Holdings, Inc.	4,664	121,777
DHT Holdings, Inc.	1,800	7,488
Dorian LPG Ltd.*	500	3,600
EP Energy Corp., Class A*	1,400	4,732
Era Group, Inc.*	400	3,504
Exterran Corp.*	700	19,383
Forum Energy Technologies, Inc.*	1,420	18,815
GasLog Ltd.	900	16,425
Gener8 Maritime, Inc.*	800	4,280
Golar LNG Ltd.	1,600	38,096
Green Plains, Inc.	700	13,825
Hallador Energy Co.	600	4,134
Helix Energy Solutions Group, Inc.*	1,150	7,521
Matador Resources Co.*	900	21,834
McDermott International, Inc.*	5,600	37,912
Natural Gas Services Group, Inc.*	500	12,475
Newpark Resources, Inc.*	1,600	13,360
Noble Energy, Inc.	1,274	36,831
Oasis Petroleum, Inc.*	4,574	35,586

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Oceaneering International, Inc.	900	$23,085
Oil States International, Inc.*	700	17,395
Pacific Ethanol, Inc.*	670	4,188
Par Pacific Holdings, Inc.*	400	7,164
Parker Drilling Co.*	3,300	3,960
Patterson-UTI Energy, Inc.	1,200	23,208
PDC Energy, Inc.*	700	33,012
Renewable Energy Group, Inc.*	900	11,250
REX American Resources Corp.*	300	29,994
Rice Energy, Inc.*	300	8,391
Ring Energy, Inc.*	680	8,881
RSP Permian, Inc.*	1,260	43,294
Scorpio Tankers, Inc.	2,800	10,388
SEACOR Holdings, Inc.*	500	17,045
SEACOR Marine Holdings, Inc.*	704	10,257
SemGroup Corp., Class A	850	22,992
Ship Finance International Ltd.	500	6,800
Teekay Corp.	1,400	13,720
Teekay Tankers Ltd., Class A	2,700	4,860
U.S. Silica Holdings, Inc.	300	8,739
Unit Corp.*	1,160	20,857
WPX Energy, Inc.*	3,000	32,340

		924,403

Financials — 22.86%
1st Source Corp.	190	9,329
Access National Corp.	319	8,482
ACNB Corp.	200	5,690
AG Mortgage Investment Trust, Inc.	500	9,205
Allegiance Bancshares, Inc.*	250	9,387
Altisource Residential Corp.*	1,400	18,214
Ambac Financial Group, Inc.*	600	12,258
American Equity Investment Life Holding Co.	2,800	74,984
American National Bankshares, Inc.	100	3,775
Ameris Bancorp	680	31,144
AMERISAFE, Inc.	280	16,170
Anworth Mortgage Asset Corp.	2,000	12,040
Argo Group International Holdings Ltd.	400	23,980
ARMOUR Residential REIT, Inc.	900	22,734
Arrow Financial Corp.	133	4,336
Artisan Partners Asset Management, Inc.	700	23,275
Baldwin & Lyons, Inc., Class B	300	7,020
Banc of California, Inc.	230	4,727
Banco Latinoamericano de Comercio Exterior SA, Class E	290	7,630
Bancorp, Inc./The*	1,600	12,400
BancorpSouth, Inc.	1,200	36,060
Bankwell Financial Group, Inc.	260	8,531
Bar Harbor Bankshares	148	4,128
Beneficial Bancorp, Inc.	800	12,480
Berkshire Hills Bancorp, Inc.	400	14,860
BGC Partners, Inc., Class A	700	8,827
Blue Hills Bancorp, Inc.	400	7,580
BOK Financial Corp.	300	25,521
Bridge Bancorp, Inc.	170	5,525
Bryn Mawr Bank Corp.	590	25,045
C&F Financial Corp.	100	4,980
Camden National Corp.	300	12,600
Capital City Bank Group, Inc.	200	4,272
Capstead Mortgage Corp.	1,000	9,780
Carolina Financial Corp.	430	14,465
CenterState Banks, Inc.	540	13,495
Central Valley Community Bancorp	950	20,881
Charter Financial Corp.	300	5,394
Chemical Financial Corp.	788	37,973
Cherry Hill Mortgage Investment Corp.	400	7,676
Chimera Investment Corp.	4,050	76,221
City Holding Co.	200	13,126
Civista Bancshares, Inc.	300	6,135
CNB Financial Corp.	200	5,272
CNO Financial Group, Inc.	1,300	29,744
Codorus Valley Bancorp, Inc.	100	2,796
Columbia Banking System, Inc.	900	35,856
Community Bank System, Inc.	714	39,199
ConnectOne Bancorp, Inc.	400	9,000
Consumer Portfolio Services, Inc.*	1,200	4,932
Cowen Group, Inc., Class A*	475	7,600
CU Bancorp*	300	11,070
Cullen/Frost Bankers, Inc.	500	45,390
Customers Bancorp, Inc.*	200	5,970
CVB Financial Corp.	1,200	25,848
CYS Investments, Inc.	1,800	15,318
Eagle Bancorp, Inc.*	80	4,996
eHealth, Inc.*	150	2,552
Employers Holdings, Inc.	970	42,049
Encore Capital Group, Inc.*	500	20,050
Enova International, Inc.*	1,400	20,300
Enterprise Bancorp, Inc.	300	10,137
Enterprise Financial Services Corp.	440	17,402
ESSA Bancorp, Inc.	700	10,325
Evans Bancorp, Inc.	200	8,150
EZCORP, Inc., Class A*	700	5,460
F.N.B. Corp.	3,112	42,634
Farmers Capital Bank Corp.	80	3,004
Farmers National Banc Corp.	400	5,500
FBL Financial Group, Inc.	100	6,790
FCB Financial Holdings, Inc., Class A*	330	15,559

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Federal Agricultural Mortgage Corp., Class C	300	$20,568
Fidelity Southern Corp.	700	14,742
Financial Institutions, Inc.	170	4,998
First Bancorp	430	13,459
First Bancorp, Inc./The	320	8,621
First BanCorp. (Puerto Rico)*	3,470	20,334
First Citizens BancShares, Inc., Class A	80	29,442
First Commonwealth Financial Corp.	1,800	23,454
First Community Bancshares, Inc.	630	17,149
First Connecticut Bancorp, Inc.	190	4,864
First Defiance Financial Corp.	600	31,050
First Financial Bancorp	1,340	34,304
First Financial Bankshares, Inc.	400	17,300
First Interstate BancSystem, Inc.	52	1,901
First Merchants Corp.	800	32,352
First Mid-Illinois Bancshares, Inc.	171	6,257
First Midwest Bancorp, Inc.	1,400	31,094
First of Long Island Corp./The	225	6,289
First United Corp.*	700	10,570
First US Bancshares, Inc.	100	1,144
FirstCash, Inc.	400	23,260
Flushing Financial Corp.	200	5,706
FNFV Group*	1,810	31,222
Franklin Financial Network, Inc.*	360	12,438
Fulton Financial Corp.	2,900	52,925
GAIN Capital Holdings, Inc.	500	3,355
Genworth Financial, Inc., Class A*	2,400	8,232
German American Bancorp, Inc.	450	16,123
Glacier Bancorp, Inc.	1,200	41,904
Great Southern Bancorp, Inc.	300	15,585
Great Western Bancorp, Inc.	1,710	66,707
Green Bancorp, Inc.*	800	17,960
Green Dot Corp.*	720	28,973
Greenlight Capital Re, Ltd., Class A*	500	10,700
Guaranty Bancorp	300	7,995
Hallmark Financial Services, Inc.*	700	7,875
Hancock Holding Co.	1,800	82,800
Hanmi Financial Corp.	400	11,460
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	900	20,925
Hanover Insurance Group, Inc.	400	37,944
HCI Group, Inc.	400	18,036
Health Insurance Innovations, Inc.*	900	25,245
Heartland Financial USA, Inc.	200	9,420
Heritage Commerce Corp.	590	8,195
Heritage Financial Corp.	500	13,600
Heritage Insurance Holdings, Inc.	600	7,566
Hilltop Holdings, Inc.	800	20,024
Home Bancorp, Inc.	100	4,052
HomeTrust Bancshares, Inc.*	230	5,554
Hope Bancorp, Inc.	400	7,052
Horizon Bancorp	200	5,274
Huntington Bancshares, Inc.	3,405	45,116
IBERIABANK Corp.	1,000	80,850
Impac Mortgage Holdings, Inc.*	200	2,942
Independence Holding Co.	200	4,440
Independent Bank Corp.	500	35,675
Independent Bank Group, Inc.	200	12,070
International Bancshares Corp.	1,300	46,020
INTL. FCStone, Inc.*	200	7,826
Investors Title Co.	60	10,591
Kemper Corp.	500	19,625
Ladder Capital Corp.	732	9,633
Lakeland Bancorp, Inc.	1,000	19,350
Lakeland Financial Corp.	500	23,000
LegacyTexas Financial Group, Inc.	700	27,104
Legg Mason, Inc.	500	20,005
LendingTree, Inc.*	180	39,708
LPL Financial Holdings, Inc.	300	13,728
Macatawa Bank Corp.	1,230	11,869
Maiden Holdings Ltd.	1,100	12,210
Marlin Business Services Corp.	200	5,200
MB Financial, Inc.	890	36,401
MBIA, Inc.*	1,600	16,272
Mercantile Bank Corp.	200	6,364
Meta Financial Group, Inc.	100	7,130
MGIC Investment Corp.*	4,700	54,849
MTGE Investment Corp.	600	11,160
MutualFirst Financial, Inc.	270	9,423
National Bankshares, Inc.	80	3,080
National Commerce Corp.*	200	8,020
National General Holdings Corp.	300	6,363
National Western Life Group, Inc., Class A	130	43,757
Nationstar Mortgage Holdings, Inc.*	1,240	22,109
NBT Bancorp, Inc.	520	18,793
Nelnet, Inc., Class A	400	19,636
NewStar Financial, Inc.	1,000	10,940
Nicolet Bankshares, Inc.*	100	5,417
NMI Holdings, Inc., Class A*	2,400	28,320
Northrim Bancorp, Inc.	240	6,996
Northwest Bancshares, Inc.	900	14,490
OceanFirst Financial Corp.	483	13,080
OFG Bancorp	1,100	11,055
Old National Bancorp	2,000	32,600
Old Second Bancorp, Inc.	1,140	13,509
On Deck Capital, Inc.*	1,400	6,020

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
OneBeacon Insurance Group Ltd., Class A	1,200	$21,984
Opus Bank*	200	4,760
Orrstown Financial Services, Inc.	120	3,000
Pacific Premier Bancorp, Inc.*	376	13,498
Park Sterling Corp.	1,200	13,944
Peapack-Gladstone Financial Corp.	300	9,381
People’s Utah Bancorp	300	8,340
PHH Corp.*	600	8,268
Pinnacle Financial Partners, Inc.	1,298	82,933
Piper Jaffray Cos.	300	18,720
PRA Group, Inc.*	600	23,520
Preferred Bank	440	24,706
Primerica, Inc.	70	5,673
Prosperity Bancshares, Inc.	500	32,050
QCR Holdings, Inc.	520	23,894
Radian Group, Inc.	1,500	26,130
Redwood Trust, Inc.	1,600	27,632
Regional Management Corp.*	400	9,596
Renasant Corp.	300	12,717
Republic Bancorp, Inc., Class A	120	4,308
Resource Capital Corp.	1,200	12,300
S&T Bancorp, Inc.	800	30,304
Seacoast Banking Corp. of Florida, Class A*	400	9,348
Selective Insurance Group, Inc.	600	30,390
ServisFirst Bancshares, Inc.	520	18,897
Sierra Bancorp	400	10,960
Simmons First National Corp., Class A	200	10,910
Southern First Bancshares, Inc.*	230	8,475
Southern National Bancorp of Virginia, Inc.	290	4,914
Southside Bancshares, Inc.	650	22,569
State Bank Financial Corp.	500	13,725
State National Companies, Inc.	700	14,616
Sterling Bancorp	2,530	58,443
Stewart Information Services Corp.	400	15,720
Stifel Financial Corp.*	900	45,765
Stock Yards Bancorp, Inc.	355	12,727
Summit Financial Group, Inc.	290	6,319
Sutherland Asset Management Corp.	600	8,880
Texas Capital Bancshares, Inc.*	800	62,680
Third Point Reinsurance Ltd.*	900	13,095
Tiptree Financial, Inc.	600	4,110
Tompkins Financial Corp.	170	13,381
TowneBank	1,203	37,654
Trico Bancshares	270	9,963
TriState Capital Holdings, Inc.*	500	11,500
Triumph Bancorp, Inc.*	400	11,360
Trustmark Corp.	1,000	31,960
Two Harbors Investment Corp.	2,100	20,769
UMB Financial Corp.	600	41,796
Union Bankshares Corp.	540	16,681
United Bankshares, Inc.	400	13,800
United Community Banks, Inc.	1,300	36,088
United Community Financial Corp.	800	7,360
United Security Bancshares*	800	7,520
Universal Insurance Holdings, Inc.	1,100	26,235
Veritex Holdings, Inc.*	600	15,990
Virtus Investment Partners, Inc.	100	11,780
Waddell & Reed Financial, Inc., Class A	1,000	20,670
Walker & Dunlop, Inc.*	600	30,150
Washington Trust Bancorp, Inc.	100	5,445
Waterstone Financial, Inc.	700	13,195
Webster Financial Corp.	1,800	93,474
WesBanco, Inc.	183	6,996
Westamerica Bancorp	400	21,888
Western Asset Mortgage Capital Corp.	700	7,273
Wintrust Financial Corp.	1,180	88,866
World Acceptance Corp.*	100	7,557
WSFS Financial Corp.	200	9,030
Xenith Bankshares, Inc.*	100	2,818

		4,367,383

Health Care — 6.52%
Achillion Pharmaceuticals, Inc.*	1,400	5,740
Acorda Therapeutics, Inc.*	700	15,155
Addus HomeCare Corp.*	200	6,790
Aduro Biotech, Inc.*	500	6,425
Agenus, Inc.*	1,500	6,660
Akorn, Inc.*	800	26,896
Albany Molecular Research, Inc.*	150	3,261
Almost Family, Inc.*	170	8,406
Alnylam Pharmaceuticals, Inc.*	600	49,644
Amedisys, Inc.*	200	9,472
Amicus Therapeutics, Inc.*	1,600	20,720
Amphastar Pharmaceuticals, Inc.*	500	8,640
AngioDynamics, Inc.*	720	11,700
Array BioPharma, Inc.*	600	4,506
Assembly Biosciences, Inc.*	300	6,723
BioScrip, Inc.*	2,000	5,780
Bluebird Bio, Inc.*	440	41,470
Capital Senior Living Corp.*	400	5,520
Cellular Biomedicine Group, Inc.*	500	4,300
Cempra, Inc.*	1,400	5,600
Chemed Corp.	100	19,750
Chimerix, Inc.*	800	3,976
Clovis Oncology, Inc.*	100	8,481
Collegium Pharmaceutical, Inc.*	400	4,788

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Community Health Systems, Inc.*	900	$6,435
Computer Programs & Systems, Inc.	500	15,325
CONMED Corp.	500	25,660
Corium International, Inc.*	1,200	9,996
CorVel Corp.*	400	19,020
CryoLife, Inc.	270	5,063
Diplomat Pharmacy, Inc.*	800	12,696
Dynavax Technologies Corp.*	600	9,510
Enanta Pharmaceuticals, Inc.*	100	3,811
Endo International PLC*	1,400	15,428
Ensign Group, Inc./The	200	4,474
Entellus Medical, Inc.*	400	7,020
Esperion Therapeutics, Inc.*	300	13,587
Evolent Health, Inc., Class A*	600	14,820
Exactech, Inc.*	320	9,328
Exelixis, Inc.*	1,200	32,532
Fortress Biotech, Inc.*	2,900	12,876
Globus Medical, Inc., Class A*	300	9,225
GlycoMimetics, Inc.*	600	6,852
Haemonetics Corp.*	300	12,339
Halyard Health, Inc.*	500	20,110
HealthEquity, Inc.*	300	13,761
Heron Therapeutics, Inc.*	400	6,340
Heska Corp.*	290	31,767
Ignyta, Inc.*	900	8,550
ImmunoGen, Inc.*	800	4,752
Impax Laboratories, Inc.*	200	3,870
Innoviva, Inc.*	1,800	24,696
Inovalon Holdings, Inc., Class A*	900	11,430
Integer Holdings Corp.*	600	27,480
Integra LifeSciences Holdings Corp.*	340	16,884
Intersect ENT, Inc.*	200	5,480
Invacare Corp.	600	9,390
Juno Therapeutics, Inc.*	300	8,529
K2M Group Holdings, Inc.*	500	12,165
Kindred Healthcare, Inc.*	1,600	14,320
Landauer, Inc.	110	5,989
Lantheus Holdings, Inc.*	300	5,535
LHC Group, Inc.*	350	20,265
Magellan Health, Inc.*	200	14,910
Merit Medical Systems, Inc.	300	12,300
Molina Healthcare, Inc.*	600	40,080
Momenta Pharmaceuticals, Inc.*	700	11,585
Myriad Genetics, Inc.*	1,500	36,405
NantKwest, Inc.*	600	3,876
National Healthcare Corp.	200	13,034
Novocure Ltd.*	1,300	26,780
Nuvectra Corp.*	500	5,830
OraSure Technologies, Inc.*	600	10,524
PDL BioPharma, Inc.*	2,500	5,675
PharMerica Corp.*	500	12,575
Phibro Animal Health Corp., Class A	600	22,920
Prothena Corp. PLC*	100	6,176
Psychemedics Corp.	200	5,112
PTC Therapeutics, Inc.*	600	12,372
Quality Systems, Inc.*	600	10,260
Radius Health, Inc.*	200	8,806
RadNet, Inc.*	1,300	10,010
RTI Surgical, Inc.*	3,200	18,240
Sangamo Therapeutics, Inc.*	1,300	11,180
SciClone Pharmaceuticals, Inc.*	590	6,460
SeaSpine Holdings Corp.*	500	5,640
Select Medical Holdings Corp.*	2,600	42,120
Spark Therapeutics, Inc.*	100	7,100
Stemline Therapeutics, Inc.*	600	5,520
Tenet Healthcare Corp.*	300	5,205
TherapeuticsMD, Inc.*	700	3,955
Tivity Health, Inc.*	620	24,583
Trevena, Inc.*	2,300	6,003
Triple-S Management Corp., Class B*	500	7,740
US Physical Therapy, Inc.	150	9,465
Vocera Communications, Inc.*	100	2,727
Wright Medical Group N.V.*	900	23,643
Zogenix, Inc.*	700	8,400

		1,244,924

Industrials — 15.59%
AAR Corp.	1,100	41,140
Acco Brands Corp.*	2,300	26,795
Air Lease Corp.	800	31,664
Air Transport Services Group, Inc.*	900	21,924
Aircastle Ltd.	600	14,124
Alamo Group, Inc.	300	27,903
Albany International Corp.	200	10,700
Allied Motion Technologies, Inc.	150	4,439
Ameresco, Inc., Class A*	2,300	15,065
American Railcar Industries, Inc.	100	3,677
Apogee Enterprises, Inc.	200	10,418
ArcBest Corp.	300	8,340
Argan, Inc.	200	12,890
Armstrong World Industries, Inc.*	100	4,855
Astec Industries, Inc.	340	17,092
Astronics Corp., Class B*	200	5,850
Atlas Air Worldwide Holdings, Inc.	1,110	65,934
Babcock & Wilcox Enterprises, Inc.*	500	5,250
Barnes Group, Inc.	500	30,090

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Barrett Business Services, Inc.	100	$5,503
BG Staffing, Inc.	200	3,332
Blue Bird Corp.*	200	3,550
BMC Stock Holdings, Inc.*	1,660	36,520
CAI International, Inc.*	1,100	28,853
Casella Waste Systems, Inc., Class A*	1,520	25,506
CBIZ, Inc.*	600	8,910
CECO Environmental Corp.	1,570	15,166
Chart Industries, Inc.*	600	20,400
CIRCOR International, Inc.	250	12,515
Colfax Corp.*	200	8,256
Columbus McKinnon Corp.	300	7,740
Commercial Vehicle Group, Inc.*	1,100	9,658
Copa Holdings SA, Class A	500	62,730
CRA International, Inc.	320	12,419
Cubic Corp.	300	14,295
Curtiss-Wright Corp.	550	53,031
DMC Global, Inc.	410	5,699
Douglas Dynamics, Inc.	200	6,360
Ducommun, Inc.*	570	16,507
Dycom Industries, Inc.*	100	9,060
Encore Wire Corp.	400	17,840
EnerSys	200	14,454
Engility Holdings, Inc.*	800	23,336
Essendant, Inc.	500	6,240
Esterline Technologies Corp.*	600	57,900
Federal Signal Corp.	1,100	20,350
FreightCar America, Inc.	800	13,152
FTI Consulting, Inc.*	660	21,655
FuelCell Energy, Inc.*	2,200	3,410
GATX Corp.	900	55,647
General Cable Corp.	1,550	29,915
General Finance Corp.*	900	4,185
Gibraltar Industries, Inc.*	1,490	44,476
Global Brass & Copper Holdings, Inc.	130	4,167
Goldfield Corp./The*	1,830	9,333
Granite Construction, Inc.	200	9,804
Great Lakes Dredge & Dock Corp.*	1,600	6,320
Greenbrier Companies, Inc./The	800	36,000
Hardinge, Inc.	800	9,680
Harsco Corp.*	2,000	30,900
HC2 Holdings, Inc.*	2,300	13,823
Heidrick & Struggles International, Inc.	400	7,240
Heritage-Crystal Clean, Inc.*	200	3,760
Hertz Global Holdings, Inc.*	1,200	16,404
HNI Corp.	200	7,550
Hudson Technologies, Inc.*	600	4,854
Hurco Cos., Inc.	200	6,590
Hyster-Yale Materials Handling, Inc., Class A	300	21,258
ICF International, Inc.*	130	5,882
Insperity, Inc.	180	13,590
Kadant, Inc.	300	23,415
KBR, Inc.	900	13,428
Kennametal, Inc.	1,300	47,970
KEYW Holding Corp./The*	780	6,887
Kirby Corp.*	100	6,090
KLX, Inc.*	700	36,344
Korn/Ferry International	500	16,725
Kratos Defense & Security Solutions, Inc.*	1,800	19,809
L.B. Foster Co., Class A*	500	8,800
Layne Christensen Co.*	500	5,295
Lydall, Inc.*	560	27,720
Manitowoc Co., Inc.*	960	5,482
Marten Transport Ltd.	500	7,975
MasTec, Inc.*	2,660	122,892
McGrath RentCorp	560	19,897
Mercury Systems, Inc.*	700	30,737
Meritor, Inc.*	1,000	17,280
Milacron Holdings Corp.*	300	5,394
Miller Industries, Inc.	400	10,440
Mobile Mini, Inc.	300	9,240
Moog, Inc., Class A*	400	29,728
MRC Global, Inc.*	1,600	26,144
MSA Safety, Inc.	200	16,032
Multi-Color Corp.	600	48,300
MYR Group, Inc.*	300	9,543
Navigant Consulting, Inc.*	700	11,851
Navistar International Corp.*	1,000	30,770
Neff Corp., Class A*	330	6,930
NL Industries, Inc.*	700	5,460
NN, Inc.	500	13,850
NOW, Inc.*	900	14,337
On Assignment, Inc.*	100	4,925
Orion Group Holdings, Inc.*	500	3,510
P.A.M. Transportation Services, Inc.*	400	7,012
Park-Ohio Holdings Corp.	300	11,925
Pitney Bowes, Inc.	1,300	20,462
Plug Power, Inc.*	1,900	4,294
Powell Industries, Inc.	410	13,058
Preformed Line Products Co.	100	4,872
Primoris Services Corp.	700	17,444
Proto Labs, Inc.*	300	22,170
Quad Graphics, Inc.	1,220	27,401
R.R. Donnelley & Sons Co.	400	4,944
Radiant Logistics, Inc.*	2,500	10,825
Raven Industries, Inc.	600	20,640

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Regal-Beloit Corp.	400	$33,340
Rexnord Corp.*	1,100	25,476
RPX Corp.*	2,300	31,441
Rush Enterprises, Inc., Class A*	1,160	50,031
Saia, Inc.*	600	32,610
Scorpio Bulkers, Inc.*	600	4,320
SkyWest, Inc.	1,850	67,525
SPX Corp.*	500	13,760
SPX FLOW, Inc.*	490	17,375
Steelcase, Inc., Class A	200	2,730
Sterling Construction Co., Inc.*	1,500	19,170
Sunrun, Inc.*	3,000	22,590
Supreme Industries, Inc., Class A	400	6,016
Teledyne Technologies, Inc.*	300	40,902
Terex Corp.	1,200	47,244
Tetra Tech, Inc.	400	18,980
Textainer Group Holdings Ltd.	1,100	17,820
Titan International, Inc.	1,200	15,300
Titan Machinery, Inc.*	500	8,925
TriMas Corp.*	500	12,175
TriNet Group, Inc.*	1,720	60,200
Triton International Ltd.	600	21,636
TrueBlue, Inc.*	400	10,220
Tutor Perini Corp.*	1,440	38,304
UniFirst Corp.	200	28,450
Univar, Inc.*	530	16,451
USA Truck, Inc.*	600	5,556
Vectrus, Inc.*	100	3,401
Viad Corp.	200	10,710
Vivint Solar, Inc.*	1,600	8,240
Wabash National Corp.	600	11,448
WageWorks, Inc.*	750	48,900
Watts Water Technologies, Inc., Class A	200	12,880
Werner Enterprises, Inc.	400	11,860
WESCO International, Inc.*	300	15,375
West Corp.	700	16,359
Willdan Group, Inc.*	300	10,083
Willis Lease Finance Corp.*	100	2,528
XPO Logistics, Inc.*	1,200	72,132
YRC Worldwide, Inc.*	1,000	13,290

		2,977,875

Information Technology — 11.85%
2U, Inc.*	200	10,350
Actua Corp.*	900	12,150
Acxiom Corp.*	500	13,485
Advanced Energy Industries, Inc.*	500	36,275
Advanced Micro Devices, Inc.*	8,100	110,241
Alpha & Omega SemiConductor Ltd.*	390	6,903
Amkor Technology, Inc.*	2,300	23,851
Anixter International, Inc.*	300	23,625
Applied Optoelectronics, Inc.*	300	29,247
Axcelis Technologies, Inc.*	550	12,210
AXT, Inc.*	1,310	11,462
Bankrate, Inc.*	1,200	16,680
Bel Fuse, Inc., Class B	180	4,545
Belden, Inc.	300	21,582
Benefitfocus, Inc.*	100	3,575
Black Box Corp.	300	2,370
Blucora, Inc.*	2,180	48,832
Brooks Automation, Inc.	1,200	29,472
Cabot Microelectronics Corp.	200	14,830
Cass Information Systems, Inc.	100	6,596
Cavium, Inc.*	66	4,088
CEVA, Inc.*	440	20,350
Cirrus Logic, Inc.*	750	46,080
Coherent, Inc.*	260	68,900
Cohu, Inc.	500	9,110
Comtech Telecommunications Corp.	600	10,800
Control4 Corp.*	500	11,425
CPI Card Group, Inc.	200	590
Cray, Inc.*	400	8,240
CTS Corp.	680	14,960
Daktronics, Inc.	600	5,868
DASAN Zhone Solutions, Inc.*	400	2,864
Digi International, Inc.*	470	4,912
Diodes, Inc.*	800	21,224
DSP Group, Inc.*	400	5,040
Ebix, Inc.	640	36,960
Electro Scientific Industries, Inc.*	950	8,217
EMCORE Corp.*	500	5,800
Endurance International Group Holdings, Inc.*	700	6,475
Entegris, Inc.*	1,000	26,100
Everi Holdings, Inc.*	3,600	26,856
EVERTEC, Inc.	300	5,355
Fabrinet*	1,110	49,961
Finisar Corp.	1,200	32,664
FireEye, Inc.*	1,300	19,019
First Solar, Inc.*	500	24,655
FormFactor, Inc.*	1,600	20,960
Gigamon, Inc.*	250	9,937
Glu Mobile, Inc.*	3,000	8,190
GSI Technology, Inc.*	1,000	7,260
GTT Communications, Inc.*	300	9,165
Harmonic, Inc.*	1,000	4,100
II-VI, Inc.*	1,000	38,100

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Imperva, Inc.*	300	$13,515
Infinera Corp.*	1,000	11,730
Inseego Corp.*	1,300	1,534
Insight Enterprises, Inc.*	500	20,260
Integrated Device Technology, Inc.*	700	18,298
InterDigital, Inc.	75	5,464
Iteris, Inc.*	700	4,403
Itron, Inc.*	400	29,200
IXYS Corp.*	600	10,440
KEMET Corp.*	850	14,322
Kimball Electronics, Inc.*	700	13,615
Kopin Corp.*	1,100	4,180
Kulicke & Soffa Industries, Inc.*	1,100	23,694
Limelight Networks, Inc.*	1,750	5,985
Liquidity Services, Inc.*	630	4,284
LivePerson, Inc.*	900	12,195
Magnachip Semiconductor Corp.*	200	2,180
ManTech International Corp., Class A	860	34,159
MaxLinear, Inc., Class A*	830	21,746
Methode Electronics, Inc.	100	3,975
MicroStrategy, Inc., Class A*	100	13,451
MKS Instruments, Inc.	1,150	96,197
MoneyGram International, Inc.*	1,700	27,744
MTS Systems Corp.	100	5,270
Nanometrics, Inc.*	280	7,462
NCI, Inc., Class A*	400	7,980
NETGEAR, Inc.*	460	22,034
NetScout Systems, Inc.*	1,500	51,750
Novanta, Inc.*	350	12,915
Oclaro, Inc.*	1,400	13,692
OSI Systems, Inc.*	200	15,994
Park Electrochemical Corp.	400	7,516
Paycom Software, Inc.*	100	7,009
Paylocity Holdings Corp.*	600	27,282
PC-Tel, Inc.	500	3,555
Photronics, Inc.*	2,000	20,100
Plantronics, Inc.	150	6,777
PRGX Global, Inc.*	1,500	9,375
Proofpoint, Inc.*	150	12,786
QAD, Inc.	200	6,270
RingCentral, Inc.*	400	13,920
Rogers Corp.*	540	63,704
Rudolph Technologies, Inc.*	600	14,850
Sanmina Corp.*	2,160	77,436
Sonus Networks, Inc.*	760	5,191
StarTek, Inc.*	530	6,519
Stratasys Ltd.	500	11,995
SunPower Corp.*	2,000	22,280
Synchronoss Technologies, Inc.*	500	8,440
SYNNEX Corp.	500	59,460
Syntel, Inc.*	500	9,745
Tech Data Corp.*	450	46,080
TechTarget, Inc.*	400	3,836
Telenav, Inc.*	700	5,250
TiVo Corp.	600	11,760
TTM Technologies, Inc.*	2,200	38,236
Ubiquiti Networks, Inc.*	450	24,525
Ultra Clean Holdings, Inc.*	800	18,760
Unisys Corp.*	400	5,120
Veeco Instruments, Inc.*	707	21,776
VeriFone Systems, Inc.*	500	9,755
Verint Systems, Inc.*	900	35,685
ViaSat, Inc.*	150	9,913
Viavi Solutions, Inc.*	4,100	44,977
Vishay Precision Group, Inc.*	400	7,000
Web.com Group, Inc.*	400	8,780
Xcerra Corp.*	1,200	11,652
YuMe, Inc.	700	3,038
Zebra Technologies Corp., Class A*	200	20,344

		2,262,871

Materials — 6.27%
A Schulman, Inc.	300	7,890
AgroFresh Solutions, Inc.*	3,300	25,740
AK Steel Holding Corp.*	3,600	20,376
Allegheny Technologies, Inc.	1,000	18,940
American Vanguard Corp.	300	5,310
Ampco-Pittsburgh Corp.	100	1,445
Calgon Carbon Corp.	800	12,800
Carpenter Technology Corp.	700	28,301
Century Aluminum Co.*	2,900	48,662
Chemours Co./The	2,340	111,407
Clearwater Paper Corp.*	110	5,407
Cliffs Natural Resources, Inc.*	4,450	34,354
Commercial Metals Co.	1,700	31,620
Core Molding Technologies, Inc.*	300	5,721
Eagle Materials, Inc.	170	15,997
Ferroglobe PLC	1,500	19,170
Flotek Industries, Inc.*	700	5,894
FutureFuel Corp.	900	13,104
Greif, Inc., Class A	640	35,898
Handy & Harman Ltd.*	200	6,620
Hawkins, Inc.	100	4,495
Hecla Mining Co.	12,470	67,463
Huntsman Corp.	700	18,634
Innophos Holdings, Inc.	190	7,936

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Intrepid Potash, Inc.*	2,300	$6,969
Kaiser Aluminum Corp.	200	19,458
KapStone Paper and Packaging Corp.	1,310	29,947
KMG Chemicals, Inc.	300	15,186
Koppers Holdings, Inc.*	260	9,438
Kraton Performance Polymers, Inc.*	470	17,484
Kronos Worldwide, Inc.	3,200	68,224
LSB Industries, Inc.*	300	2,124
Materion Corp.	600	23,070
Mercer International, Inc.	2,200	24,200
Minerals Technologies, Inc.	480	33,984
Myers Industries, Inc.	300	5,100
Olin Corp.	1,880	55,422
Olympic Steel, Inc.	300	5,127
Omnova Solutions, Inc.*	500	4,700
Owens-Illinois, Inc.*	400	9,560
PolyOne Corp.	470	17,193
Rayonier Advanced Materials, Inc.	400	5,964
Schnitzer Steel Industries, Inc., Class A	700	18,060
Schweitzer-Mauduit International, Inc.	200	7,684
Stepan Co.	550	45,193
Summit Materials, Inc., Class A*	1,014	28,838
SunCoke Energy, Inc.*	1,900	17,005
Synalloy Corp.*	700	7,910
TimkenSteel Corp.*	1,600	25,424
Tredegar Corp.	500	7,550
Trinseo S.A.	500	35,150
Tronox Ltd.	1,700	32,946
U.S. Concrete, Inc.*	100	7,835
United States Steel Corp.	800	18,792
Universal Stainless & Alloy Products, Inc.*	300	5,700
Valhi, Inc.	3,800	12,198
Worthington Industries, Inc.	400	20,268

		1,196,887

Real Estate — 8.43%
Acadia Realty Trust	700	20,818
Agree Realty Corp.	240	11,801
Alexander’s, Inc.	100	43,499
Altisource Asset Management Corp.*	10	920
American Assets Trust, Inc.	620	25,178
Ashford Hospitality Trust, Inc.	900	5,661
Care Capital Properties, Inc.	300	7,266
CareTrust REIT, Inc.	800	14,592
CBL & Associates Properties, Inc.	1,800	15,822
Chesapeake Lodging Trust	400	10,092
Colony NorthStar, Inc., Class A	1,913	28,006
CoreCivic, Inc.	500	13,850
CorEnergy Infrastructure Trust, Inc.	290	10,327
Corporate Office Properties Trust	500	16,645
Cousins Properties, Inc.	4,009	36,843
CyrusOne, Inc.	230	13,733
DiamondRock Hospitality Co.	3,400	39,712
Easterly Government Properties, Inc.	300	5,997
EastGroup Properties, Inc.	200	17,436
Education Realty Trust, Inc.	400	15,020
Empire State Realty Trust, Inc., Class A	1,940	40,527
FelCor Lodging Trust, Inc.	1,200	8,856
First Industrial Realty Trust, Inc.	900	27,468
First Potomac Realty Trust	1,300	14,469
Franklin Street Properties Corp.	2,310	24,417
GEO Group, Inc./The	1,150	33,752
Gladstone Commercial Corp.	400	8,512
Government Properties Income Trust	1,260	22,340
Gramercy Property Trust	1,200	36,264
Great Ajax Corp.	350	4,872
Healthcare Realty Trust, Inc.	1,000	33,300
HFF, Inc., Class A*	600	22,032
Independence Realty Trust, Inc.	1,690	17,103
InfraREIT, Inc.	1,100	24,739
Invesco Mortgage Capital, Inc.	2,120	35,256
Investors Real Estate Trust	2,200	13,684
LaSalle Hotel Properties	1,400	41,356
Lexington Realty Trust	4,600	46,828
LTC Properties, Inc.	200	10,328
Mack-Cali Realty Corp.	1,470	38,573
Medical Properties Trust, Inc.	1,810	23,494
National Health Investors, Inc.	650	50,212
National Storage Affiliates Trust	300	6,888
New Residential Investment Corp.	4,550	77,350
New Senior Investment Group, Inc.	1,410	14,650
New York Mortgage Trust, Inc.	4,260	26,923
NexPoint Residential Trust, Inc.	400	10,036
NorthStar Realty Europe Corp.	700	9,037
Parkway, Inc.	501	11,528
Pebblebrook Hotel Trust	800	26,936
PennyMac Mortgage Investment Trust	2,440	42,944
Physicians Realty Trust	800	14,896
Preferred Apartment Communities, Inc., Class A	710	12,262
QTS Realty Trust, Inc., Class A	300	16,041
RE/MAX Holdings, Inc., Class A	320	18,608
Retail Opportunity Investments Corp.	400	8,112
Rexford Industrial Realty, Inc.	1,580	45,062
RLJ Lodging Trust	1,300	27,508
Sabra Health Care REIT, Inc.	820	19,024
Select Income REIT	1,240	29,103

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Seritage Growth Properties	500	$23,385
St Joe Co./The*	500	9,025
STAG Industrial, Inc.	2,610	71,227
Starwood Waypoint Homes	200	6,992
Stratus Properties, Inc.	200	5,730
Summit Hotel Properties, Inc.	3,130	56,121
Taubman Centers, Inc.	200	11,374
Terreno Realty Corp.	300	10,386
UMH Properties, Inc.	600	9,924
Urstadt Biddle Properties, Inc., Class A	200	4,188
Urstadt Biddle Properties, Inc.	500	9,000
Washington Prime Group, Inc.	1,500	13,530
Whitestone REIT	490	6,394
Xenia Hotels & Resorts, Inc.	1,200	24,384

		1,610,168

Telecommunication Services — 0.14%
Boingo Wireless, Inc.*	400	5,932
Cincinnati Bell, Inc.*	400	7,460
Consolidated Communications Holdings, Inc.	292	5,256
Vonage Holdings Corp.*	1,300	8,593

		27,241

Utilities — 4.60%
ALLETE, Inc.	780	57,151
Artesian Resources Corp., Class A	140	5,445
Atlantica Yield PLC	600	12,966
Avista Corp.	1,187	62,448
Black Hills Corp.	500	34,830
California Water Service Group	1,305	50,764
Calpine Corp.*	2,100	30,198
Connecticut Water Service, Inc.	292	16,638
Delta Natural Gas Co., Inc.	80	2,434
El Paso Electric Co.	682	35,396
Genie Energy Ltd., Class B	500	3,315
Hawaiian Electric Industries, Inc.	127	4,190
IDACORP, Inc.	707	61,057
MGE Energy, Inc.	862	57,366
Middlesex Water Co.	227	8,907
Northwest Natural Gas Co.	785	49,533
NRG Yield, Inc., Class C	1,100	20,460
ONE Gas, Inc.	600	43,668
Ormat Technologies, Inc.	235	13,935
Otter Tail Corp.	1,380	55,821
Pattern Energy Group, Inc.	700	17,570
Portland General Electric Co.	1,072	47,908
Pure Cycle Corp.*	1,200	8,880
SJW Group	400	21,148
South Jersey Industries, Inc.	1,000	33,970
Southwest Gas Corp.	660	52,866
TerraForm Global, Inc., Class A*	1,600	8,160
TerraForm Power, Inc., Class A*	1,000	13,400
Unitil Corp.	100	5,075
WGL Holdings, Inc.	500	42,860

		878,359

Total Common Stocks (Cost $15,145,199)		17,931,738

INVESTMENT COMPANIES — 5.51%
Exchange Traded Funds — 4.00%
Direxion Daily S&P Oil & Gas Exploration & Production Bull 3X Shares	1,700	36,805
iShares Russell 2000 Value ETF	4,950	589,545
iShares US Consumer Goods ETF	600	10,230
SPDR S&P Oil & Gas Equipment & Services ETF	5,050	77,366
SPDR S&P Oil & Gas Exploration & Production ETF	1,550	50,406

		764,352

Money Market Securities — 1.51%
Federated Treasury Obligations Fund, Institutional Class	288,455	288,455

Total Investment Companies (Cost $1,005,776)		1,052,807

Total Investments — 99.39% (Cost $16,150,975)		18,984,545
Other Assets in Excess of Liabilities — 0.61%		117,365

Net Assets — 100.00%		$19,101,910

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

SCHEDULE OF INVESTMENTS

July 31, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.33%
Consumer Discretionary — 17.97%
Coach, Inc.	20,000	$942,800
Mattel, Inc.	36,000	720,720
Party City Holdco, Inc.*	44,000	613,800
Ralph Lauren Corp.	7,300	552,245
Signet Jewelers Ltd.	14,300	874,588

		3,704,153

Consumer Staples — 1.41%
Avon Products, Inc.*	80,000	291,200
Energy — 12.87%
Antero Resources Corp.*	29,000	597,980
EQT Corp.	11,500	732,550
Plains GP Holdings LP, Class A	15,500	423,770
Weatherford International PLC*	201,500	898,690

		2,652,990

Financials — 18.15%
Ally Financial, Inc.	41,600	941,824
Ameriprise Financial, Inc.	4,600	666,448
E*TRADE Financial Corp.*	11,000	451,000
Lincoln National Corp.	12,000	876,720
SVB Financial Group*	1,000	178,440
Voya Financial, Inc.	16,000	627,840

		3,742,272

Health Care — 12.43%
AmerisourceBergen Corp.	9,800	919,436
Perrigo Co. PLC	11,400	854,088
Zimmer Biomet Holdings, Inc.	6,500	788,580

		2,562,104

Industrials — 13.25%
AECOM*	26,000	829,400
Johnson Controls International PLC	9,800	381,710
Kansas City Southern	4,500	464,355
MSC Industrial Direct Co., Inc., Class A	5,100	363,171
NN, Inc.	25,000	692,500

		2,731,136

Information Technology — 13.15%
CommScope Holding Co., Inc.*	17,500	643,650
CSRA, Inc.	12,500	407,625
Hewlett Packard Enterprise Co.	48,000	840,480
Keysight Technologies, Inc.*	9,900	411,741
Motorola Solutions, Inc.	4,500	408,060

		2,711,556

Materials — 6.10%
Freeport-McMoRan, Inc.*	33,500	489,770
Reliance Steel & Aluminum Co.	10,600	767,016

		1,256,786

Total Common Stocks (Cost $19,800,073)		19,652,197

INVESTMENT COMPANIES — 4.30%
Money Market Securities — 4.30%
Federated Government Obligations Fund, Institutional Class	885,239	885,239

Total Investment Companies (Cost $885,239)		885,239

Total Investments — 99.63% (Cost $20,685,312)		20,537,436
Other Assets in Excess of Liabilities — 0.37%		77,001

Net Assets — 100.00%		$20,614,437

*	Non-income producing security.

The sectors shown on the schedules of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2017

(Unaudited)

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $41,189,296, $33,269,688, $739,601,481, $129,877,733, $58,290, $16,150,975 and $20,685,312 respectively)	$63,383,767	$39,664,847	$759,940,605	$131,635,396	$58,290	$18,984,545	$20,537,436
Investments in affiliated issuers at value (identified cost of $26,783,185, and $17,799,872, respectively)	—	—	29,616,146	—	29,072,109	—	—

Total investments	63,383,767	39,664,847	789,556,751	131,635,396	29,130,399	18,984,545	20,537,436

Cash	138,188	3,107	—	—	—	5,300	—
Dividends and interest receivable	20,044	36,401	7,535,857	1,640,223	—	6,291	23,581
Receivable for securities sold	—	—	4,909,142	1,001,875	—	95,760	—
Receivable for shareholder purchases	8,000	1,336	556,095	1,872,945	518	—	48,766
Other assets	13,192	11,261	40,277	22,836	5,992	30,397	30,435

Total assets	63,563,191	39,716,952	802,598,122	136,173,275	29,136,909	19,122,293	20,640,218

Liabilities:
Payable for shareholder redemptions	57,636	3,900	1,376,822	521,031	25,980	—	820
Payable for securities purchased	—	—	10,175,578	451,206	—	—	—
Accrued distribution fees	23,975	13,079	394,662	59,683	19,083	165	453
Accrued advisory fees	53,880	20,243	267,325	72,321	7,473	1,769	7,626
Accrued accounting service fees	15,850	11,802	57,036	4,295	10,897	9,728	9,641
Other accrued expenses	12,969	10,547	69,266	3,445	5,289	8,721	7,241

Total liabilities	164,310	59,571	12,340,689	1,111,981	68,722	20,383	25,781

Net assets	$63,398,881	$39,657,381	$790,257,433	$135,061,294	$29,068,187	$19,101,910	$20,614,437

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Class A: Shares outstanding	1,390,148	134,908	14,725,561	2,959,899	192,197	1,040	11,005

Net assets	$23,687,359	$6,208,755	$154,285,672	$11,773,759	$6,303,961	$12,578	$115,727

Net asset value per share	$17.04	$46.02	$10.48	$3.98	$32.80	$12.09	$10.52

Maximum offering price per share (Note 2)	$18.08	$48.83	$11.12	$4.07	$34.80	$12.83	$11.16

Class L: Shares outstanding	1,928,875	313,368	37,833,793	19,950,971	664,450	16,329	55,742

Net assets	$28,325,346	$13,966,329	$375,685,612	$72,811,701	$20,678,274	$195,964	$582,142

Net asset value per share	$14.68	$44.57	$9.93	$3.65	$31.12	$12.00	$10.44

Class C: Shares outstanding			1,281,947

Net assets			$12,518,062

Net asset value per share			$9.76

Institutional Class: Shares outstanding	636,928	414,471	22,630,301	11,947,965	60,252	1,559,077	1,887,264

Net assets	$11,386,176	$19,482,297	$247,768,087	$50,475,834	$2,085,952	$18,893,368	$19,916,568

Net asset value per share	$17.88	$47.01	$10.95	$4.22	$34.62	$12.12	$10.55

Net assets consist of:
Paid-in capital	$36,382,293	$26,985,285	$901,563,846	$137,530,008	$14,190,024	$16,315,471	$19,920,812
Undistributed net investment income (loss)	(85,511)	306,161	(847,503)	875,919	(149,332)	16,425	5,637
Accumulated net realized gain (loss) from security transactions	4,907,628	5,970,776	(133,630,995)	(5,102,296)	3,755,258	(63,556)	835,864
Unrealized appreciation (depreciation) on investments	22,194,471	6,395,159	23,172,085	1,757,663	11,272,237	2,833,570	(147,876)

Net assets applicable to outstanding shares of beneficial interest	$63,398,881	$39,657,381	$790,257,433	$135,061,294	$29,068,187	$19,101,910	$20,614,437

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended July 31, 2017

(Unaudited)

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $24,385, $16,439, $8,081, $—, $—, $2 and $936, respectively)	$506,913	$691,220	$12,660,182	$99,478	$561	$143,551	$139,288
Dividends from affiliated issuers	—	—	130,144	—	110,082	—	—
Interest	—	—	14,115,431	2,581,342	—	—	—

Total income	506,913	691,220	26,905,757	2,680,820	110,643	143,551	139,288

Expenses
Investment advisory fees	314,491	124,658	1,543,567	410,749	44,226	83,902	108,994
Distribution fees
Class L	138,773	75,545	1,875,419	290,592	105,607	817	1,621
Class A	—	7,974	386,423	—	7,800	15	60
Class C			47,582
Accounting service fees	22,981	21,913	54,008	25,704	21,310	20,707	20,630
Transfer agent fees	44,865	31,543	369,342	43,423	32,789	19,310	19,461
Custodial fees	6,727	5,433	35,506	7,389	2,088	6,521	4,145
Professional fees	9,053	7,739	57,897	12,689	6,745	8,050	8,026
Registration fees	25,263	27,861	51,930	36,374	24,076	18,811	18,836
Trustee fees	4,035	2,227	45,735	4,916	1,884	474	469
Insurance	2,548	1,519	28,378	1,886	1,426	618	559
Shareholder reports	7,133	3,513	69,421	4,402	3,442	3,321	3,170
Offering costs	—	—	—	—	—	12,128	12,259
Miscellaneous	16,555	15,670	62,438	20,671	8,582	16,039	3,719

Total operating expenses	592,424	325,595	4,627,646	858,795	259,975	190,713	201,949
Less expenses waived by investment adviser	—	—	—	(9,661)	—	(77,830)	(76,879)
Less fees waived by transfer agent	—	—	—	—	—	(4,835)	(4,923)

Net operating expenses	592,424	325,595	4,627,646	849,134	259,975	108,048	120,147

Net investment income (loss)	(85,511)	365,625	22,278,111	1,831,686	(149,332)	35,503	19,141

Realized & change in unrealized gain (loss) on investments
Net realized gain from security transactions in unaffiliated issuers	1,708,034	5,056,042	5,417,367	137,285	—	139,134	783,069
Net realized gain from security transactions in affiliated issuers	—	—	90,500	—	1,365,416	—	—
Change in unrealized appreciation (depreciation) on investments in unaffiliated issuers	5,547,598	(1,814,408)	13,024,843	1,201,005	—	27,603	(1,011,950)
Change in unrealized appreciation (depreciation) on investments in affiliated issuers	—	—	64,189	—	635,157	—	—

Net realized and change in unrealized gain (loss) on investments	7,255,632	3,241,634	18,596,899	1,338,290	2,000,573	166,737	(228,881)

Net increase (decrease) in net assets resulting from operations	$7,170,121	$3,607,259	$40,875,010	$3,169,976	$1,851,241	$202,240	$(209,740)

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For The Six Months Ended July 31, 2017

(Unaudited)

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Operations:
Net investment income (loss)	$(85,511)	$365,625	$22,278,111	$1,831,686	$(149,332)	$35,503	$19,141
Net realized gain from security transactions	1,708,034	5,056,042	5,507,867	137,285	1,365,416	139,134	783,069
Change in unrealized appreciation (depreciation) on investments	5,547,598	(1,814,408)	13,089,032	1,201,005	635,157	27,603	(1,011,950)

Net increase (decrease) in net assets resulting from operations	7,170,121	3,607,259	40,875,010	3,169,976	1,851,241	202,240	(209,740)

Distributions:
From net investment income:
Class A	—	(64,155)	(5,147,777)	(173,888)	—	—	—
Class L	—	(108,556)	(12,158,211)	(677,300)	—	—	—
Class C			(309,739)
Institutional Class	—	(227,289)	(7,869,273)	(691,812)	—	—	—

	—	(400,000)	(25,485,000)	(1,543,000)	—	—	—

Capital Transactions — Class A:
Proceeds from shares sold	392,905	90,295	13,793,674	4,002,276	334,944	—	109,545
Reinvestment of distributions	—	62,170	4,000,328	138,449	—	—	—
Amount paid for shares redeemed	(5,631,611)	(1,624,883)	(23,408,759)	(2,647,384)	(911,536)	—	—

Total Class A	(5,238,706)	(1,472,418)	(5,614,757)	1,493,341	(576,592)	—	109,545

Capital Transactions — Class L:
Proceeds from shares sold	725,637	243,983	33,601,144	44,716,620	758,334	55,818	489,490
Reinvestment of distributions	—	106,167	10,655,887	629,920	—	—	—
Amount paid for shares redeemed	(2,328,414)	(3,013,284)	(46,006,682)	(13,923,931)	(3,219,364)	(1,194)	(1,185)

Total Class L	(1,602,777)	(2,663,134)	(1,749,651)	31,422,609	(2,461,030)	54,624	488,305

Capital Transactions — Class C:
Proceeds from shares sold			6,108,697
Reinvestment of distributions			185,204
Amount paid for shares redeemed			(182,483)

Total Class C			6,111,418

Capital Transactions — Institutional Class:
Proceeds from shares sold	2,695,121	1,244,166	49,480,654	19,920,953	251,396	1,064,763	4,372,082
Reinvestment of distributions	—	103,823	6,513,114	524,970	—	—	—
Amount paid for shares redeemed	(1,741,485)	(3,201,409)	(31,144,489)	(16,141,541)	(606,416)	(28,001)	(106,640)

Total Institutional Class	953,636	(1,853,420)	24,849,279	4,304,382	(355,020)	1,036,762	4,265,442

Net increase (decrease) in net assets resulting from capital share transactions	(5,887,847)	(5,988,972)	23,596,289	37,220,332	(3,392,642)	1,091,386	4,863,292

Total increase (decrease) in net assets	1,282,274	(2,781,713)	38,986,299	38,847,308	(1,541,401)	1,293,626	4,653,552

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Net Assets
Beginning of period	$62,116,607	$42,439,094	$751,271,134	$96,213,986	$30,609,588	$17,808,284	$15,960,885

End of period	$63,398,881	$39,657,381	$790,257,433	$135,061,294	$29,068,187	$19,101,910	$20,614,437

Undistributed net investment income (loss)	$(85,511)	$306,161	$(847,503)	$875,919	$(149,332)	$16,425	$5,637

Share Transactions — Class A:
Shares sold	24,129	2,053	1,324,694	1,014,430	10,464	—	10,407
Shares issued in reinvestment of distributions	—	1,401	384,698	35,036	—	—	—
Shares redeemed	(351,116)	(37,023)	(2,246,971)	(668,533)	(28,829)	—	—

Total Class A	(326,987)	(33,569)	(537,579)	380,933	(18,365)	—	10,407

Share Transactions — Class L:
Shares sold	51,552	5,638	3,401,717	12,330,213	25,199	4,686	46,681
Shares issued in reinvestment of distributions	—	2,476	1,080,595	173,667	—	—	—
Shares redeemed	(164,737)	(69,190)	(4,657,038)	(3,836,310)	(106,584)	(100)	(115)

Total Class L	(113,185)	(61,076)	(174,726)	8,667,570	(81,385)	4,586	46,566

Share Transactions — Class C:
Shares sold			628,402
Shares issued in reinvestment of distributions			19,074
Shares redeemed			(18,739)

Total Class C			628,737

Share Transactions — Institutional Class:
Shares sold	162,773	27,810	4,549,828	4,753,663	7,611	88,027	410,777
Shares issued in reinvestment of distributions	—	2,291	599,511	125,136	—	—	—
Shares redeemed	(103,034)	(70,326)	(2,863,425)	(3,848,498)	(18,269)	(2,351)	(10,347)

Total Institutional Class	59,739	(40,225)	2,285,914	1,030,301	(10,658)	85,676	400,430

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For The Year/Period Ended January 31, 2017 (a)

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Operations:
Net investment income (loss)	$(352,413)	$588,421	$48,371,035	$1,404,783	$(288,058)	$28,926	$(716)
Net realized gain (loss) from security transactions	3,430,439	1,979,225	(15,222,400)	(175,642)	6,755,257	(202,690)	59,595
Capital gain distributions from investment companies	—	—	6,461	—	473,678	—	—
Change in unrealized appreciation (depreciation) on investment securities	6,934,396	2,521,652	100,050,835	1,503,954	(2,511,481)	2,805,967	864,074

Net increase in net assets resulting from operations	10,012,422	5,089,298	133,205,931	2,733,095	4,429,396	2,632,203	922,953

Distributions:
From net investment income:
Class A	—	(106,604)	(10,809,976)	(150,679)	—	(90)	(1)
Class L	—	(156,021)	(25,139,170)	(448,833)	—	—	—
Class C			(110,302)
Institutional Class	—	(421,189)	(12,583,082)	(449,488)	—	(47,914)	(17,436)

	—	(683,814)	(48,642,530)	(1,049,000)	—	(48,004)	(17,437)

From realized gain on security transactions:
Class A	(239,455)	(191,004)	—	—	(1,227,524)	—	(1)
Class L	(285,864)	(441,844)	—	—	(4,279,012)	—	(12)
Institutional Class	(82,314)	(521,148)	—	—	(368,785)	—	(2,138)

	(607,633)	(1,153,996)	—	—	(5,875,321)	—	(2,151)

Capital Transactions — Class A:
Proceeds from shares sold	1,093,302	1,402,823	32,210,927	8,397,559	275,637	36,658	6,095
Issued in connection with reorganization (Note 9)		6,833,560
Reinvestment of distributions	136,996	283,574	8,666,885	129,509	1,173,569	30	2
Amount paid for shares redeemed	(6,183,837)	(7,335,834)	(43,707,942)	(4,042,316)	(1,962,126)	(25,083)	—

Total Class A	(4,953,539)	1,184,123	(2,830,130)	4,484,752	(512,920)	11,605	6,097

Capital Transactions — Class L:
Proceeds from shares sold	2,622,926	1,472,169	64,125,993	31,479,839	1,975,417	132,806	94,275
Issued in connection with reorganization (Note 9)		6,787,090
Reinvestment of distributions	276,506	587,826	22,925,192	432,634	4,230,554	—	12
Amount paid for shares redeemed	(8,104,755)	(3,745,427)	(91,469,416)	(12,838,878)	(7,650,027)	(5,190)	—

Total Class L	(5,205,323)	5,101,658	(4,418,231)	19,073,595	(1,444,056)	127,616	94,287

Capital Transactions — Class C:
Proceeds from shares sold			6,150,764
Reinvestment of distributions			71,372
Amount paid for shares redeemed			(51,151)

Total Class C			6,170,985

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Capital Transactions — Institutional Class:
Proceeds from shares sold	$4,494,495	$2,045,395	$96,440,623	$48,753,318	$639,933	$15,084,201	$14,957,861
Issued in connection with reorganization (Note 9)		701,908
Reinvestment of distributions	82,205	417,667	10,193,399	355,895	358,723	2,377	912
Amount paid for shares redeemed	(8,399,239)	(3,505,178)	(57,361,859)	(8,215,660)	(341,804)	(1,714)	(1,637)

Total Institutional Class	(3,822,539)	(340,208)	49,272,163	40,893,553	656,852	15,084,864	14,957,136

Net increase (decrease) in net assets resulting from capital share transactions	(13,981,401)	5,945,573	48,194,787	64,451,900	(1,300,124)	15,224,085	15,057,520

Total increase (decrease) in net assets	(4,576,612)	9,197,061	132,758,188	66,135,995	(2,746,049)	17,808,284	15,960,885

Net Assets
Beginning of year/period	66,693,219	33,242,033	618,512,946	30,077,991	33,355,637	—	—

End of year/period	$62,116,607	$42,439,094	$751,271,134	$96,213,986	$30,609,588	$17,808,284	$15,960,885

Undistributed net investment income (loss)	$—	$340,536	$2,359,386	$587,233	$—	$(19,078)	$(13,504)

Share Transactions — Class A:
Shares sold	75,893	33,238	3,270,540	2,166,110	8,109	3,113	598
Issued in connection with reorganization (Note 9)		163,899
Shares issued in reinvestment of distributions	9,263	6,782	888,445	33,641	38,693	3	— (b)
Shares redeemed	(430,495)	(177,281)	(4,462,772)	(1,050,288)	(55,974)	(2,076)	—

Total Class A	(345,339)	26,638	(303,787)	1,149,463	(9,172)	1,040	598

Share Transactions — Class L:
Shares sold	209,255	36,516	6,847,614	8,807,640	58,259	12,239	9,175
Issued in connection with reorganization (Note 9)		167,715
Shares issued in reinvestment of distributions	21,568	14,479	2,471,251	121,989	146,386	—	1
Shares redeemed	(643,032)	(92,681)	(9,827,837)	(3,618,331)	(225,278)	(496)	—

Total Class L	(412,209)	126,029	(508,972)	5,311,298	(20,633)	11,743	9,176

Share Transactions — Class C:
Shares sold			651,047
Shares issued in reinvestment of distributions			7,594
Shares redeemed			(5,431)

Total Class C			653,210

Share Transactions — Institutional Class:
Shares sold	294,863	47,735	9,335,479	11,830,494	18,140	1,473,363	1,486,909
Issued in connection with reorganization (Note 9)		16,503
Shares issued in reinvestment of distributions	5,296	9,796	1,001,212	86,641	11,224	197	87
Shares redeemed	(555,751)	(83,604)	(5,639,669)	(1,999,074)	(9,354)	(159)	(162)

Total Institutional Class	(255,592)	(9,570)	4,697,022	9,918,061	20,010	1,473,401	1,486,834

(a)	Commencement of operations was May 9, 2016, for the Small Cap Fund and May 10, 2016, for the Mid Cap Fund.

(b)	Amount is less than 0.5 shares.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31,
			2017	2016	2015	2014	2013
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.18		$13.11	$14.35	$13.99	$11.50	$9.82

Income from investment operations
Net investment income (loss) (1)(2)	0.01		(0.02)	0.03	(0.02)	(0.05)	—
Net realized and unrealized gain (loss) on investments	1.85		2.23	(0.88)	0.38	2.54	1.68

Total income (loss) from investment operations	1.86		2.21	(0.85)	0.36	2.49	1.68

Distributions
From net realized gain on security transactions	—		(0.14)	(0.39)	—	—	—

Total distributions	—		(0.14)	(0.39)	—	—	—

Net asset value, end of year/period	$17.04		$15.18	$13.11	$14.35	$13.99	$11.50

Total return (excludes sales charge)	12.25	%(4)	16.88%	(6.18)%	2.57%	21.65%	17.11%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$23,687		$26,070	$27,046	$29,343	$27,745	$16,671
Ratio of expenses to average net assets (3)	1.44	%(5)	1.44%	1.38%	1.38%	1.45%	1.51%
Ratio of net investment income (loss) to average net assets (3)	0.17	%(5)	(0.11)%	0.21%	(0.15)%	(0.38)%	0.00%
Portfolio turnover rate	12	%(4)	37%	47%	60%	50%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31,
			2017	2016	2015	2014	2013
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.15		$11.49	$12.75	$12.55	$10.42	$8.99

Income from investment operations
Net investment income (loss) (1)(2)	(0.06)		(0.14)	(0.10)	(0.15)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments	1.59		1.94	(0.77)	0.35	2.29	1.52

Total income (loss) from investment operations	1.53		1.80	(0.87)	0.20	2.13	1.43

Distributions
From net realized gain on security transactions	—		(0.14)	(0.39)	—	—	—

Total distributions	—		(0.14)	(0.39)	—	—	—

Net asset value, end of year/period	$14.68		$13.15	$11.49	$12.75	$12.55	$10.42

Total return	11.63	%(4)	15.69%	(7.12)%	1.59%	20.44%	15.91%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$28,325		$26,852	$28,196	$34,911	$33,954	$24,773
Ratio of expenses to average net assets (3)	2.44	%(5)	2.44%	2.38%	2.38%	2.45%	2.51%
Ratio of net investment loss to average net assets (3)	(0.83	)%(5)	(1.11)%	(0.79)%	(1.15)%	(1.38)%	(1.00)%
Portfolio turnover rate	12	%(4)	37%	47%	60%	50%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31,			For the Period Ended January 31, 2014 *
			2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.93		$13.75	$15.03	$14.65	$13.00

Income from investment operations
Net investment income (loss) (1)(2)	0.01		(0.02)	0.03	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	1.94		2.34	(0.92)	0.40	1.69

Total income (loss) from investment operations	1.95		2.32	(0.89)	0.38	1.65

Distributions
From net realized gain on security transactions	—		(0.14)	(0.39)	—	—

Total distributions	—		(0.14)	(0.39)	—	—

Net asset value, end of year/period	$17.88		$15.93	$13.75	$15.03	$14.65

Total return	12.24	%(3)	16.89%	(6.17)%	2.59%	12.69	%(3)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$11,386		$9,194	$11,451	$7,744	$4,216
Ratio of expenses to average net assets (5)	1.44	%(4)	1.44%	1.38%	1.38%	1.45	%(4)
Ratio of net investment income (loss) to average net assets (5)	0.17	%(4)	(0.11)%	0.21%	(0.15)%	(0.38	)%(4)
Portfolio turnover rate	12	%(3)	37%	47%	60%	50	%(3)

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31,
			2017	2016	2015	2014	2013
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$42.63		$38.80	$44.41	$43.49	$40.51	$36.79

Income from investment operations
Net investment income (1)(2)	0.42		0.64	0.97	1.03	0.95	0.80
Net realized and unrealized gain (loss) on investments	3.43		5.13	(3.93)	1.23	3.29	3.59

Total income (loss) from investment operations	3.85		5.77	(2.96)	2.26	4.24	4.39

Distributions
From net investment income	(0.46)		(0.79)	(0.91)	(0.87)	(0.99)	(0.67)
From net realized gain on security transactions	—		(1.15)	(1.74)	(0.47)	(0.27)	—

Total distributions	(0.46)		(1.94)	(2.65)	(1.34)	(1.26)	(0.67)

Net asset value, end of year/period	$46.02		$42.63	$38.80	$44.41	$43.49	$40.51

Total return (excludes sales charge)	9.08	%(4)	15.04%	(7.01)%	5.13%	10.51%	12.09%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$6,209		$7,182	$5,504	$5,559	$5,500	$3,659
Ratio of expenses to average net assets (3)	1.42	%(5)	1.77%	1.66%	1.61%	1.74%	1.88%
Ratio of net investment income to average net assets (3)	1.91	%(5)	1.54%	2.23%	2.24%	2.23%	2.13%
Portfolio turnover rate	31	%(4)	67%	30%	28%	16%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31,
			2017	2016	2015	2014	2013
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$41.31		$37.70	$43.23	$42.40	$39.54	$35.96

Income from investment operations
Net investment income (1)(2)	0.25		0.42	0.74	0.78	0.72	0.60
Net realized and unrealized gain (loss) on investments	3.33		4.96	(3.82)	1.19	3.22	3.49

Total income (loss) from investment operations	3.58		5.38	(3.08)	1.97	3.94	4.09

Distributions
From net investment income	(0.32)		(0.62)	(0.71)	(0.67)	(0.81)	(0.51)
From net realized gain on security transactions	—		(1.15)	(1.74)	(0.47)	(0.27)	—

Total distributions	(0.32)		(1.77)	(2.45)	(1.14)	(1.08)	(0.51)

Net asset value, end of year/period	$44.57		$41.31	$37.70	$43.23	$42.40	$39.54

Total return	8.69	%(4)	14.42%	(7.45)%	4.59%	9.98%	11.49%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$13,966		$15,469	$9,364	$12,206	$10,417	$8,482
Ratio of expenses to average net assets (3)	2.17	%(5)	2.27%	2.16%	2.11%	2.24%	2.38%
Ratio of net investment income to average net assets (3)	1.16	%(5)	1.04%	1.73%	1.74%	1.73%	1.63%
Portfolio turnover rate	31	%(4)	67%	30%	28%	16%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31,
			2017	2016	2015	2014	2013
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$43.52		$39.58	$45.22	$44.24	$41.15	$37.35

Income from investment operations
Net investment income (1)(2)	0.49		0.87	1.21	1.28	1.19	1.01
Net realized and unrealized gain (loss) on investments	3.51		5.21	(4.00)	1.24	3.35	3.64

Total income (loss) from investment operations	4.00		6.08	(2.79)	2.52	4.54	4.65

Distributions
From net investment income	(0.51)		(0.99)	(1.11)	(1.07)	(1.18)	(0.85)
From net realized gain on security transactions	—		(1.15)	(1.74)	(0.47)	(0.27)	—

Total distributions	(0.51)		(2.14)	(2.85)	(1.54)	(1.45)	(0.85)

Net asset value, end of year/period	$47.01		$43.52	$39.58	$45.22	$44.24	$41.15

Total return	9.23	%(4)	15.58%	(6.52)%	5.63%	11.09%	12.63%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$19,482		$19,788	$18,374	$19,971	$19,541	$14,231
Ratio of expenses to average net assets (3)	1.17	%(5)	1.27%	1.16%	1.11%	1.24%	1.38%
Ratio of net investment income to average net assets (3)	2.16	%(5)	2.04%	2.73%	2.74%	2.73%	2.63%
Portfolio turnover rate	31	%(4)	67%	30%	28%	16%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31,
			2017	2016	2015	2014	2013
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.26		$9.02	$10.69	$11.87	$12.24	$11.18

Income from investment operations
Net investment income (1)(2)	0.30		0.72	0.78	0.88	0.83	0.84
Net realized and unrealized gain (loss) on investments	0.26		1.22	(1.65)	(1.25)	(0.41)	1.00

Total income (loss) from investment operations	0.56		1.94	(0.87)	(0.37)	0.42	1.84

Distributions
From net investment income	(0.34)		(0.70)	(0.80)	(0.81)	(0.79)	(0.78)

Total distributions	(0.34)		(0.70)	(0.80)	(0.81)	(0.79)	(0.78)

Net asset value, end of year/period	$10.48		$10.26	$9.02	$10.69	$11.87	$12.24

Total return (excludes sales charge)	5.55	%(4)	22.19%	(8.78)%	(3.48)%	3.58%	17.09%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$154,286		$156,664	$140,412	$186,423	$226,003	$189,833
Ratio of expenses to average net assets (3)	1.10	%(5)	1.13%	1.12%	1.11%	1.12%	1.24%
Ratio of net investment income to average net assets (3)	5.87	%(5)	7.22%	7.60%	7.46%	6.93%	7.20%
Portfolio turnover rate	45	%(4)	102%	101%	50%	59%	40%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31,
			2017	2016	2015	2014	2013
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.75		$8.60	$10.24	$11.41	$11.81	$10.82

Income from investment operations
Net investment income (1)(2)	0.26		0.63	0.70	0.78	0.74	0.76
Net realized and unrealized gain (loss) on investments	0.24		1.18	(1.58)	(1.19)	(0.40)	0.97

Total income (loss) from investment operations	0.50		1.81	(0.88)	(0.41)	0.34	1.73

Distributions
From net investment income	(0.32)		(0.66)	(0.76)	(0.76)	(0.74)	(0.74)

Total distributions	(0.32)		(0.66)	(0.76)	(0.76)	(0.74)	(0.74)

Net asset value, end of year/period	$9.93		$9.75	$8.60	$10.24	$11.41	$11.81

Total return	5.19	%(4)	21.71%	(9.28)%	(3.94)%	3.02%	16.62%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$375,686		$370,470	$331,362	$424,727	$359,011	$248,675
Ratio of expenses to average net assets (3)	1.60	%(5)	1.63%	1.62%	1.61%	1.62%	1.68%
Ratio of net investment income to average net assets (3)	5.37	%(5)	6.72%	7.10%	6.96%	6.43%	6.76%
Portfolio turnover rate	45	%(4)	102%	101%	50%	59%	40%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Period Ended January 31, 2017 *
For a share outstanding throughout each period
Net asset value, beginning of period	$9.59		$9.00

Income from investment operations
Net investment income (1)(2)	0.26		0.44
Net realized and unrealized gain on investments	0.23		0.63

Total income from investment operations	0.49		1.07

Distributions
From net investment income	(0.32)		(0.48)

Total distributions	(0.32)		(0.48)

Net asset value, end of period	$9.76		$9.59

Total return (excludes sales charge)	5.20	%(4)	12.17	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,518		$6,267
Ratio of expenses to average net assets (3)	1.60	%(5)	1.63	%(5)
Ratio of net investment income to average net assets (3)	5.37	%(5)	6.35	%(5)
Portfolio turnover rate	45	%(4)	102	%(4)

*	Commencement of operations was May 6, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31,
			2017	2016	2015	2014	2013
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.71		$9.38	$11.08	$12.26	$12.61	$11.49

Income from investment operations
Net investment income (1)(2)	0.34		0.79	0.87	0.96	0.91	0.94
Net realized and unrealized gain (loss) on investments	0.27		1.29	(1.72)	(1.27)	(0.42)	1.02

Total income (loss) from investment operations	0.61		2.08	(0.85)	(0.31)	0.49	1.96

Distributions
From net investment income	(0.37)		(0.75)	(0.85)	(0.87)	(0.84)	(0.84)

Total distributions	(0.37)		(0.75)	(0.85)	(0.87)	(0.84)	(0.84)

Net asset value, end of year/period	$10.95		$10.71	$9.38	$11.08	$12.26	$12.61

Total return	5.75	%(4)	22.84%	(8.33)%	(2.94)%	4.09%	17.71%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$247,768		$217,871	$146,738	$184,049	$106,305	$53,454
Ratio of expenses to average net assets (3)	0.60	%(5)	0.63%	0.62%	0.61%	0.62%	0.68%
Ratio of net investment income to average net assets (3)	6.37	%(5)	7.72%	8.10%	7.96%	7.43%	7.76%
Portfolio turnover rate	45	%(4)	102%	101%	50%	59%	40%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31, *
			2017	2016	2015	2014	2013
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.92		$3.76	$4.04	$4.22	$4.36	$4.15

Income from investment operations
Net investment income (1)(2)	0.07		0.12	0.16	0.21	0.18	0.11
Net realized and unrealized gain (loss) on investments	0.05		0.13	(0.27)	(0.21)	(0.17)	0.19

Total income (loss) from investment operations	0.12		0.25	(0.11)	—	0.01	0.30

Distributions
From net investment income	(0.06)		(0.09)	(0.17)	(0.18)	(0.15)	(0.09)

Total distributions	(0.06)		(0.09)	(0.17)	(0.18)	(0.15)	(0.09)

Net asset value, end of year/period	$3.98		$3.92	$3.76	$4.04	$4.22	$4.36

Total return (excludes sales charge)	3.07	%(4)	6.82%	(2.81)%	(0.01)%	0.26%	7.19%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$11,774		$10,114	$5,377	$3,285	$3,322	$3,986
Ratio of expenses to average net assets (3)(6)	0.95	%(5)	1.20%	1.39%	1.32%	1.30%	1.47%
Ratio of net investment income to average net assets (3)	3.61	%(5)	3.08%	4.14%	5.05%	4.36%	2.62%
Portfolio turnover rate	36	%(4)	55%	84%	31%	103%	62%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.97%, 1.20%, 1.44%, 1.62%, 1.59%, and 1.47%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31, *
			2017	2016	2015	2014	2013
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.60		$3.47	$3.74	$3.92	$4.07	$3.89

Income from investment operations
Net investment income (1)(2)	0.05		0.07	0.11	0.16	0.13	0.06
Net realized and unrealized gain (loss) on investments	0.04		0.12	(0.24)	(0.19)	(0.16)	0.18

Total income (loss) from investment operations	0.09		0.19	(0.13)	(0.03)	(0.03)	0.24

Distributions
From net investment income	(0.04)		(0.06)	(0.14)	(0.15)	(0.12)	(0.06)

Total distributions	(0.04)		(0.06)	(0.14)	(0.15)	(0.12)	(0.06)

Net asset value, end of year/period	$3.65		$3.60	$3.47	$3.74	$3.92	$4.07

Total return	2.60	%(4)	5.58%	(3.73)%	(1.00)%	(0.72)%	6.10%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$72,812		$40,665	$20,715	$15,396	$14,282	$16,856
Ratio of expenses to average net assets (3)(6)	1.95	%(5)	2.20%	2.39%	2.32%	2.30%	2.47%
Ratio of net investment income to average net assets (3)	2.61	%(5)	2.08%	3.14%	4.05%	3.40%	1.62%
Portfolio turnover rate	36	%(4)	55%	84%	31%	103%	62%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.97%, 2.20%, 2.44%, 2.62%, 2.59%, and 2.47%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31, †			For the Period Ended January 31, 2014 *†
			2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$4.16		$3.99	$4.27	$4.45	$4.50

Income from investment operations
Net investment income (1)(2)	0.08		0.13	0.17	0.22	0.14
Net realized and unrealized gain (loss) on investments	0.04		0.13	(0.28)	(0.22)	(0.09)

Total income (loss) from investment operations	0.12		0.26	(0.11)	—	0.05

Distributions
From net investment income	(0.06)		(0.09)	(0.17)	(0.18)	(0.10)

Total distributions	(0.06)		(0.09)	(0.17)	(0.18)	(0.10)

Net asset value, end of year/period	$4.22		$4.16	$3.99	$4.27	$4.45

Total return	2.89	%(4)	6.77%	(2.82)%	(0.01)%	1.13	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$50,476		$45,434	$3,986	$5,276	$1,019
Ratio of expenses to average net assets (3)(6)	0.95	%(5)	1.20%	1.39%	1.32%	1.30	%(5)
Ratio of net investment income to average net assets (3)	3.61	%(5)	3.08%	4.14%	5.05%	4.91	%(5)
Portfolio turnover rate	36	%(4)	55%	84%	31%	103	%(4)

*	Commencement of operations was June 1, 2013.

†	Adjusted to reflect 3:1 stock split effective February 1, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.97%, 1.20%, 1.44%, 1.62%, and 1.68%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31,
			2017	2016	2015	2014	2013
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$30.74		$32.93	$36.13	$35.24	$30.39	$27.14

Income from investment operations
Net investment loss (1)(2)	(0.08)		(0.19)	(0.20)	(0.16)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments	2.14		4.98	(2.64)	1.17	5.01	3.39

Total income (loss) from investment operations	2.06		4.79	(2.84)	1.01	4.85	3.25

Distributions
From net realized gain on security transactions	—		(6.98)	(0.36)	(0.12)	—	—

Total distributions	—		(6.98)	(0.36)	(0.12)	—	—

Net asset value, end of year/period	$32.80		$30.74	$32.93	$36.13	$35.24	$30.39

Total return (excludes sales charge)	6.70	%(4)	14.84%	(7.96)%	2.86%	15.96%	11.97%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$6,304		$6,474	$7,235	$10,087	$11,907	$9,488
Ratio of expenses to average net assets (3)	1.24	%(5)	1.44%	1.30%	1.16%	1.23%	1.22%
Ratio of net investment loss to average net assets (3)	(0.49	)%(5)	(0.55)%	(0.54)%	(0.44)%	(0.47)%	(0.49)%
Portfolio turnover rate	0	%(4)	27%	1%	7%	3%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31,
			2017	2016	2015	2014	2013
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$29.28		$31.81	$35.08	$34.40	$29.81	$26.76

Income from investment operations
Net investment loss (1)(2)	(0.19)		(0.35)	(0.37)	(0.34)	(0.32)	(0.27)
Net realized and unrealized gain (loss) on investments	2.03		4.80	(2.54)	1.14	4.91	3.32

Total income (loss) from investment operations	1.84		4.45	(2.91)	0.80	4.59	3.05

Distributions
From net realized gain on security transactions	—		(6.98)	(0.36)	(0.12)	—	—

Total distributions	—		(6.98)	(0.36)	(0.12)	—	—

Net asset value, end of year/period	$31.12		$29.28	$31.81	$35.08	$34.40	$29.81

Total return	6.28	%(4)	14.29%	(8.40)%	2.32%	15.40%	11.40%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$20,678		$21,838	$24,379	$29,539	$29,125	$23,601
Ratio of expenses to average net assets (3)	1.99	%(5)	1.94%	1.80%	1.66%	1.73%	1.72%
Ratio of net investment loss to average net assets (3)	(1.24	)%(5)	(1.05)%	(1.04)%	(0.94)%	(0.97)%	(0.99)%
Portfolio turnover rate	0	%(4)	27%	1%	7%	3%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Year Ended January 31,			For the Period Ended January 31, 2014 *
			2017	2016	2015

For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$32.41		$34.21	$37.33	$36.23	$33.00

Income from investment operations
Net investment income (loss) (1)(2)	(0.04)		(0.02)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments	2.25		5.20	(2.74)	1.20	3.20

Total income (loss) from investment operations	2.21		5.18	(2.76)	1.22	3.23

Distributions
From net realized gain on security transactions	—		(6.98)	(0.36)	(0.12)	—

Total distributions	—		(6.98)	(0.36)	(0.12)	—

Net asset value, end of year/period	$34.62		$32.41	$34.21	$37.33	$36.23

Total return	6.82	%(4)	15.44%	(7.49)%	3.36%	9.79	%(4)
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$2,086		$2,298	$1,741	$2,877	$1,560
Ratio of expenses to average net assets (3)	0.99	%(5)	0.94%	0.80%	0.66%	0.73	%(5)
Ratio of net investment loss to average net assets (3)	(0.24	)%(5)	(0.05)%	(0.04)%	(0.06)%	(0.13	)%(5)
Portfolio turnover rate	0	%(4)	27%	1%	7%	3	%(4)

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Period Ended January 31, 2017 *
For a share outstanding throughout each period
Net asset value, beginning of period	$11.97		$10.00

Income from investment operations
Net investment income (1)(2)	0.01		—	(3)
Net realized and unrealized gain on investments	0.11		2.00

Total income from investment operations	0.12		2.00

Distributions
From net investment income	—		(0.03)

Total distributions	—		(0.03)

Net asset value, end of period	$12.09		$11.97

Total return (excludes sales charge)	1.00	%(5)	19.99	%(5)

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$13		$12
Ratio of expenses to average net assets (4)(7)	1.40	%(6)	1.40	%(6)
Ratio of net investment income to average net assets (4)	0.14	%(6)	0.06	%(6)
Portfolio turnover	28	%(5)	41	%(5)

*	Commencement of operations was May 9, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less that $0.005 per share.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.29%, and 2.84%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Period Ended January 31, 2017 *
For a share outstanding throughout each period
Net asset value, beginning of period	$11.93		$10.00

Income from investment operations
Net investment loss (1)(2)	(0.04)		(0.07)
Net realized and unrealized gain on investments	0.11		2.00

Total income from investment operations	0.07		1.93

Net asset value, end of period	$12.00		$11.93

Total return	0.59	%(4)	19.30	%(4)

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$196		$140
Ratio of expenses to average net assets (3)(6)	2.15	%(5)	2.15	%(5)
Ratio of net investment loss to average net assets (3)	(0.62	)%(5)	(0.81	)%(5)
Portfolio turnover	28	%(4)	41	%(4)

*	Commencement of operations was May 9, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 3.04%, and 3.59%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Period Ended January 31, 2017 *
For a share outstanding throughout each period
Net asset value, beginning of period	$11.98		$10.00

Income from investment operations
Net investment income (1)(2)	0.02		0.02
Net realized and unrealized gain on investments	0.12		1.99

Total income from investment operations	0.14		2.01

Distributions
From net investment income	—		(0.03)

Total distributions	—		(0.03)

Net asset value, end of period	$12.12		$11.98

Total return	1.17	%(4)	20.12	%(4)

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$18,893		$17,656
Ratio of expenses to average net assets (3)(6)	1.15	%(5)	1.15	%(5)
Ratio of net investment income to average net assets (3)	0.39	%(5)	0.29	%(5)
Portfolio turnover	28	%(4)	41	%(4)

*	Commencement of operations was May 9, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.04%, and 2.59%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Period Ended January 31, 2017 *
For a share outstanding throughout each period
Net asset value, beginning of period	$10.65		$10.00

Income from investment operations
Net investment income (loss) (1)(2)	—	(3)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.13)		0.67

Total income (loss) from investment operations	(0.13)		0.65

Distributions
From net investment income	—		—	(3)
From net realized gain on security transactions	—		—	(3)

Total distributions	—		—	(3)

Net asset value, end of period	$10.52		$10.65

Total return (excludes sales charge)	(1.22	)%(5)	6.53	%(5)

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$116		$6
Ratio of expenses to average net assets (4)(7)	1.50	%(6)	1.50	%(6)
Ratio of net investment loss to average net assets (4)	(0.03	)%(6)	(0.31	)%(6)
Portfolio turnover	79	%(5)	44	%(5)

*	Commencement of operations was May 10, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less that $(0.005) per share.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.32%, and 3.06%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Period Ended January 31, 2017 *
For a share outstanding throughout each period
Net asset value, beginning of period	$10.60		$10.00

Income from investment operations
Net investment loss (1)(2)	(0.04)		(0.07)
Net realized and unrealized gain (loss) on investments	(0.12)		0.67

Total income (loss) from investment operations	(0.16)		0.60

Distributions
From net investment income	—		—
From net realized gain on security transactions	—		—	(3)

Total distributions	—		—	(3)

Net asset value, end of period	$10.44		$10.60

Total return	(1.51	)%(5)	6.01	%(5)

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$582		$97
Ratio of expenses to average net assets (4)(7)	2.25	%(6)	2.25	%(6)
Ratio of net investment loss to average net assets (4)	(0.81	)%(6)	(0.99	)%(6)
Portfolio turnover	79	%(5)	44	%(5)

*	Commencement of operations was May 10, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less that $(0.005) per share.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 3.09%, and 3.81%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2017 (Unaudited)		For the Period Ended January 31, 2017 *
For a share outstanding throughout each period
Net asset value, beginning of period	$10.67		$10.00

Income from investment operations
Net investment income (1)(2)	0.01		—	(3)
Net realized and unrealized gain (loss) on investments	(0.13)		0.68

Total income (loss) from investment operations	(0.12)		0.68

Distributions
From net investment income	—		(0.01)
From net realized gain on security transactions	—		—	(3)

Total distributions	—		(0.01)

Net asset value, end of period	$10.55		$10.67

Total return	(1.12	)%(5)	6.83	%(5)

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$19,917		$15,858
Ratio of expenses to average net assets (4)(7)	1.25	%(6)	1.25	%(6)
Ratio of net investment income to average net assets (4)	0.22	%(6)	0.00	%(6)(8)
Portfolio turnover	79	%(5)	44	%(5)

*	Commencement of operations was May 10, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less that $(0.005) per share.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.11%, and 2.81%, respectively.

(8)	Amount is less that 0.005% per share.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS

July 31, 2017

(Information as of and for the six months ended July 31, 2017 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, Master Allocation Fund, Small Cap Fund, and Mid Cap Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Asset Income Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Asset Income Fund’s investment objective is current income with limited credit risk. The Multi-Asset Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Adviser currently invests Fund assets in securities issued by other Underlying Funds managed by the Adviser, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Vericimetry Advisors, LLC, the Small Cap Fund’s sub-adviser, seek to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

1.	Organization, continued

The Mid Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Poplar Forest Capital LLC, the Mid Cap Fund’s sub-adviser, seek to achieve the Mid Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of medium capitalized (“mid cap”) companies. The Fund may also invest in securities issued by Underlying Funds, and Index Securities. William Blair Investment Management, LLC acted as the Mid Cap Fund’s sub-adviser from May 10, 2016 through December 19, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2017, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$62,833,894	$—	$—	$62,833,894
Investment Companies	549,873	—	—	549,873

Total	$63,383,767	$—	$—	$63,383,767

Capital Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$35,759,528	$—	$—	$35,759,528
Investment Companies	3,905,319	—	—	3,905,319

Total	$39,664,847	$—	$—	$39,664,847

Multi-Asset Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$138,390,021	$—	$—	$138,390,021
Corporate Bonds & Notes	—	454,100,294	—	454,100,294
Investment Companies	146,126,676	—	—	146,126,676
Preferred Stocks	49,049,940	—	—	49,049,940
Securitized Debt Obligations	—	1,889,820	—	1,889,820

Total	$333,566,637	$455,990,114	$—	$789,556,751

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$123,824,127	$—	$123,824,127
Investment Companies	763,026	—	—	763,026
Preferred Stocks	2,019,489	197,977	—	2,217,466
U.S. Treasury Notes & Bonds	—	499,405	—	499,405
Securitized Debt Obligations	—	4,331,372	—	4,331,372

Total	$2,782,515	$128,852,881	$—	$131,635,396

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$29,130,399	$—	$—	$29,130,399

Total	$29,130,399	$—	$—	$29,130,399

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$17,931,738	$—	$—	$17,931,738
Investment Companies	1,052,807	—	—	1,052,807

Total	$18,984,545	$—	$—	$18,984,545

Mid Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$19,652,197	$—	$—	$19,652,197
Investment Companies	885,239	—	—	885,239

Total	$20,537,436	$—	$—	$20,537,436

See schedule of investments for breakdown of industries in which the Funds invest. Transfers are recognized at the end of the reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks—Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Growth Fund and 0.75% of the average daily net assets exceeding $100 million; 0.60% of the average daily net assets of the Capital Income Fund; 0.40% of the average daily net assets of the Multi-Asset Income Fund; 0.70% of the average daily net assets of the Short Term Bond Fund; 0.30% of the average daily net assets of the Master Allocation Fund; 0.90% of the average daily net assets of the Small Cap Fund; and 1.15% of the average daily net assets of the Mid Cap Fund.

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Short Term Bond Fund’s ratio of total annual operating expenses is limited to 0.95% for Class A shares, 1.95% for Class L shares, and 0.95% for Institutional Class shares, the Small Cap Fund’s ratio of total annual operating expenses is limited to 1.40% for Class A shares, 2.15% for Class L shares, and 1.15% for Institutional Class shares, and that the Mid Cap Fund’s ratio of total annual operating expenses is limited to 1.50% for Class A shares, 2.25% for Class L shares, and 1.25% for Institutional Class shares. The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 90 day notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board of Trustees. During the six months ended July 31, 2017, the Adviser

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

contractually waived fees and reimbursed expenses of $9,661, $77,830, and $76,879 in the Short Term Bond Fund, Small Cap Fund, and Mid Cap Fund, respectively. As of July 31, 2017, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $9,661, $203,595 and $203,719 from the Short Term Bond Fund, Small Cap Fund and Mid Cap Fund, respectively, no later than July 31, 2020.

The Adviser has retained sub-advisers to provide portfolio management and related services to the Funds. The sub-advisers receive a fee from the Adviser (not the Funds) for these services.

In addition, the Adviser provides certain accounting and pricing services for the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, and Master Allocation Fund. For the six months ended July 31, 2017, the Adviser received $22,981, $21,913, $54,008, $25,704, and $21,310 from the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, and Master Allocation Fund, respectively. The Trust retains Ultimus Asset Services, LLC (“Ultimus”), to provide certain transfer agency, fund accounting, fund administration, and compliance support services for the Small Cap Fund and Mid Cap Fund. For the six months ended July 31, 2017, Ultimus earned fees of $35,182 and $35,168 for fund transfer agency, accounting, fund administration, and compliance support services from the Mid Cap Fund and Small Cap Fund, respectively. Ultimus contractually agreed to reduce its base minimum transfer agency fee by 100% for the first six months and 50% for the second six months after the inception of the Funds.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A shares of the Capital Income Fund, Master Allocation Fund, Small Cap Fund and Mid Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Prior to February 1, 2017, Class A shares of the Capital Income Fund and Master Allocation Fund paid a fee of 0.50% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Asset Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of Multi-Asset Income Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Investment Activity

For the six months ended July 31, 2017, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$7,208,272	$13,068,438	$—	$—
Capital Income Fund	12,811,179	19,278,738	—	—
Multi-Asset Income Fund	394,370,867	342,076,800	—	—
Short Term Bond Fund	85,637,510	40,282,100	—	—
Master Allocation Fund	—	3,125,000	—	—
Small Cap Fund	5,850,264	4,976,191	—	—
Mid Cap Fund	18,606,649	14,427,591	—	—

7.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

At July 31, 2017, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Cost of investments	$41,189,296	$33,269,688	$768,018,278	$129,877,733	$18,070,835	$16,155,501	$20,701,307

Gross unrealized appreciation	$22,627,526	$6,596,647	$30,509,555	$2,040,887	$11,059,564	$3,284,547	$1,111,203
Gross unrealized depreciation	(433,055)	(201,488)	(8,971,082)	(283,224)	—	(455,503)	(1,275,074)

Net unrealized appreciation/(depreciation) on investments	$22,194,471	$6,395,159	$21,538,473	$1,757,663	$11,059,564	$2,829,044	$(163,871)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

As of January 31, 2017, the Funds’ most recent fiscal year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Undistributed ordinary income	$—	$340,536	$2,359,386	$587,233
Undistributed long term capital gains	3,199,594	914,734	—	—

Accumulated earnings	3,199,594	1,255,270	2,359,386	587,233
Accumulated capital and other losses	—	—	(137,505,250)	(5,239,581)
Unrealized appreciation/(depreciation) on investments	16,646,873	8,209,567	8,449,441	556,658

Total accumulated earnings/(deficit)	$19,846,467	$9,464,837	$(126,696,423)	$(4,095,690)

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Undistributed ordinary income	$—	$—	$65,654
Undistributed long term capital gains	2,602,515	—	3,136

Accumulated earnings	2,602,515	—	68,790
Accumulated capital and other losses	—	(217,242)	(13,504)
Unrealized appreciation/(depreciation) on investments	10,424,407	2,801,441	848,079

Total accumulated earnings/(deficit)	$13,026,922	$2,584,199	$903,365

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

The tax character of distributions paid during the period ended January 31, 2017 was as follows:

	January 31, 2017
	Ordinary Income	Long Term Capital Gains	Total Distributions
Growth Fund	$—	$607,633	$607,633
Capital Income Fund	683,814	1,153,996	1,837,810
Multi-Asset Income Fund	48,642,530	—	48,642,530
Short Term Bond Fund	1,049,000	—	1,049,000
Master Allocation Fund	—	5,875,321	5,875,321
Small Cap Fund	48,004	—	48,004
Mid Cap Fund	17,437	2,151	19,588

At January 31, 2017, the Funds had accumulated capital loss carryforwards as follows:

	Expires January 31, 2018	Not Subject to Expiration
		Short Term	Long Term	Total
Growth Fund	$—	$—	$—	$—
Capital Income Fund	—	—	—	—
Multi-Asset Income Fund	62,313	60,908,138	76,534,799	137,505,250
Short Term Bond Fund	2,966,687	786,281	1,310,971	5,063,939
Master Allocation Fund	—	—	—	—
Small Cap Fund	—	198,164	—	198,164
Mid Cap Fund	—	—	—	—

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of January 31, 2017, the Funds had Post-October capital losses of:

Growth Fund	$—
Capital Income Fund	—
Multi-Asset Income Fund	—
Short Term Bond Fund	175,642
Master Allocation Fund	—
Small Cap Fund	19,078
Mid Cap Fund	13,504

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Transactions with Affiliates

The Multi-Asset Income Fund and Master Allocation Fund invest in other mutual funds which are managed by the Adviser. Transactions with affiliates during the six months ended July 31, 2017 were as follows:

Multi-Asset Income Fund

Affiliated Fund Name	Balance of Shares Held on 1/31/17	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held on 7/31/17	Value 7/31/17	Dividend Income	Realized Gain (Loss) on Security Transactions
Short Term Bond Fund	2,672,103	—	(1,150,000)	1,522,103	$6,423,275	$130,144	$90,500
Small Cap Fund	1,002,004	—	—	1,002,004	12,144,289	—	—
Mid Cap Fund	1,000,000	47,259	—	1,047,259	11,048,582	—	—

Total	4,674,107	47,259	(1,150,000)	3,571,366	$29,616,146	$130,144	$90,500

Master Allocation Fund

Affiliated Fund Name	Balance of Shares Held on 1/31/17	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held on 7/31/17	Value 7/31/17	Dividend Income	Realized Gain (Loss) on Security Transactions
Growth Fund	728,774	—	(134,521)	594,253	$10,126,068	$—	$1,173,845
Capital Income Fund	227,764	—	(21,021)	206,743	9,718,974	110,082	191,571
Small Cap Fund	397,977	—	—	397,977	4,823,487	—	—
Mid Cap Fund	417,401	—	—	417,401	4,403,580	—	—

Total	1,771,916	—	(155,542)	1,616,374	$29,072,109	$110,082	$1,365,416

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. At July 31, 2017, the Multi-Asset Income Fund and the Master Allocation Fund, as record shareholder, owned 66% and 25%, respectively, of the outstanding shares of the Small Cap Fund and 51% and 21%, respectively, of the outstanding shares of the Mid Cap Fund.

The Funds may also engage in direct transactions with certain other Yorktown Funds when practical. When one Fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both Funds to benefit by reducing transaction costs. For the six months ended July 31, 2017, each Fund’s total aggregate security transactions with other Yorktown Funds, as well as any realized gains (losses), were as follows:

	Total Aggregate Transactions	Realized Gains (Losses)
Multi-Asset Income Fund	$2,799,354	$105,085
Short Term Bond Fund	2,799,354	—

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

9.	Fund Reorganization

On October 7, 2016, the Capital Income Fund acquired all the net assets of the API Value Fund (“Value Fund”) pursuant to a plan of reorganization approved by Value Fund shareholders on September 29, 2016. The acquisition was accomplished by a tax-free exchange of 348,117 shares of the Capital Income Fund, valued at $14,322,558 for 858,933 shares of the Value Fund outstanding on October 7, 2016. The investment portfolio of the Value Fund, with a fair value of $14,324,911 and identified cost of $10,012,780, was the principal asset acquired by the Capital Income Fund. For financial reporting purposes, assets received and shares issued by the Capital Income Fund were recorded at fair value; however, the cost basis of the investments received from the Value Fund was carried forward to align ongoing reporting of the Capital Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Capital Income Fund were $30,893,726.

Assuming the acquisition had been completed on February 1, 2016, the beginning of the annual reporting period, the Capital Income Fund’s pro forma results of operations on the statement of changes in net assets for the year ended January 31, 2017 are as follows:

Net investment income	$730,267
Net gain on investments	1,781,052
Change in unrealized appreciation on investments	701,940

Net increase in assets resulting from operations	$3,213,259

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Value Fund that have been included as part of the Capital Income Fund’s statement of changes in net assets since October 7, 2016.

Expense Examples (Unaudited)

Yorktown Funds

As a shareholder in a Yorktown Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2017 to July 31, 2017.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value, July 31, 2017	Expenses Paid During the Period (a)	Annualized Expense Ratio
Growth Fund
Class A
Actual	$1,000.00	$1,122.50	$7.59	1.44%
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.21	1.44%
Class L
Actual	1,000.00	1,116.30	12.81	2.44%
Hypothetical (5% return before expenses)	1,000.00	1,012.69	12.19	2.44%
Institutional Class
Actual	1,000.00	1,122.40	7.59	1.44%
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.21	1.44%

Capital Income Fund
Class A
Actual	1,000.00	1,090.80	7.34	1.42%
Hypothetical (5% return before expenses)	1,000.00	1,017.78	7.08	1.42%
Class L
Actual	1,000.00	1,086.90	11.20	2.17%
Hypothetical (5% return before expenses)	1,000.00	1,014.06	10.81	2.17%
Institutional Class
Actual	1,000.00	1,092.30	6.05	1.17%
Hypothetical (5% return before expenses)	1,000.00	1,019.02	5.83	1.17%

Multi-Asset Income Fund
Class A
Actual	1,000.00	1,055.50	5.59	1.10%
Hypothetical (5% return before expenses)	1,000.00	1,019.36	5.49	1.10%
Class L
Actual	1,000.00	1,051.90	8.14	1.60%
Hypothetical (5% return before expenses)	1,000.00	1,016.86	8.00	1.60%
Class C
Actual	1,000.00	1,052.00	8.14	1.60%
Hypothetical (5% return before expenses)	1,000.00	1,016.86	8.00	1.60%
Institutional Class
Actual	1,000.00	1,057.50	3.06	0.60%
Hypothetical (5% return before expenses)	1,000.00	1,021.82	3.01	0.60%

Short Term Bond Fund
Class A
Actual	1,000.00	1,030.70	4.78	0.95%
Hypothetical (5% return before expenses)	1,000.00	1,020.09	4.75	0.95%
Class L
Actual	1,000.00	1,026.00	9.79	1.95%
Hypothetical (5% return before expenses)	1,000.00	1,015.13	9.74	1.95%
Institutional Class
Actual	1,000.00	1,028.90	4.77	0.95%
Hypothetical (5% return before expenses)	1,000.00	1,020.09	4.75	0.95%

	Beginning Account Value	Ending Account Value, July 31, 2017	Expenses Paid During the Period (a)	Annualized Expense Ratio
Master Allocation Fund
Class A
Actual	$1,000.00	$1,067.00	$6.38	1.24%
Hypothetical (5% return before expenses)	1,000.00	1,018.62	6.23	1.24%
Class L
Actual	1,000.00	1,062.80	10.20	1.99%
Hypothetical (5% return before expenses)	1,000.00	1,014.90	9.96	1.99%
Institutional Class
Actual	1,000.00	1,068.20	5.10	0.99%
Hypothetical (5% return before expenses)	1,000.00	1,019.86	4.98	0.99%

Small Cap Fund
Class A
Actual	1,000.00	1,010.00	6.98	1.40%
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00	1.40%
Class L
Actual	1,000.00	1,005.90	10.69	2.15%
Hypothetical (5% return before expenses)	1,000.00	1,014.13	10.74	2.15%
Institutional Class
Actual	1,000.00	1,011.70	5.74	1.15%
Hypothetical (5% return before expenses)	1,000.00	1,019.09	5.76	1.15%

Mid Cap Fund
Class A
Actual	1,000.00	987.80	7.39	1.50%
Hypothetical (5% return before expenses)	1,000.00	1,017.36	7.50	1.50%
Class L
Actual	1,000.00	984.90	11.07	2.25%
Hypothetical (5% return before expenses)	1,000.00	1,013.64	11.23	2.25%
Institutional Class
Actual	1,000.00	988.80	6.16	1.25%
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26	1.25%

(a)	The dollar amounts shown as “Expenses Paid” are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365 (to reflect the one-half year period).

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Approval of Investment Advisory Agreements (Unaudited)

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, renewed for an additional year an investment advisory agreement (each, an “Advisory Agreement”) between the Trust and Yorktown Management and Research Company, Inc. (the “Adviser”) on behalf of the Master Allocation Fund, Growth Fund, Capital Income Fund, Multi-Asset Income Fund, and Short Term Bond Fund at a meeting held on March 29, 2017. The Board was not required to review advisory agreements on behalf of the Mid Cap Fund or Small Cap Fund because the initial terms of those advisory agreements were not expiring.

In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by the Adviser; (2) the Adviser’s research and investment process, personnel and operations; (3) the Adviser’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Adviser’s estimated profitability under each Advisory Agreement; (7) the performance of each Fund as compared to comparable funds and an appropriate benchmark; (8) “fall-out” benefits to the Adviser, if any (i.e., ancillary benefits to be realized by the Adviser from the Adviser’s relationship with the Trust); and (9) possible conflicts of interest. In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis of how performance and fees for each Fund compare to comparable funds and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities. At the meeting, representatives from the Adviser presented additional information to help the Board evaluate the Adviser’s fees and other aspects of each Advisory Agreement. Among other things, the representatives presented an overview of the Adviser, including its history, track record, investment approach and processes, and personnel.

The Board then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of each Advisory Agreement, and did not identify any single piece of information discussed below that was all important, controlling or determinative of its decision.

The Board, in examining the nature, extent and quality of the services provided by the Adviser to the Funds, recognized the Adviser’s experience in serving as an investment manager and noted that the Adviser has served in that capacity for the Funds for over 20 years. The Board noted the responsibilities that the Adviser has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Adviser’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Board considered the fees payable by the Funds under each Advisory Agreement. In this connection, the Board evaluated the Adviser’s costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board considered the information provided and concluded that such profits were not excessive.

The Board also examined the fees paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Adviser to each Fund. The Board concluded that the advisory fees were the result of arm’s length negotiations, appeared reasonable in light of the services rendered, and were within the range of aggregate advisory fees received by the advisors of the respective comparable funds. In addition, the Board considered whether economies of scale were realized during the current contract period, and whether fee levels reflected such economies of scale.

The Board also noted that the Adviser serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

The Board also considered each Fund’s performance compared to benchmark indices and other comparable funds for various trailing periods. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, focusing on each Fund’s investment approach and general economic factors.

In evaluating such information, the Board considered whether the Adviser’s management of the Funds adhered to the stated objectives and strategies of the Funds as well as expected diversification and volatility targets. Based on this information, the Board concluded that each Fund’s performance was reasonable as compared to its relevant benchmarks and was satisfied with the investment results that Adviser had been able to achieve for each Fund. Based on these considerations, the Board, including all of the Independent Trustees, concluded that: (1) the Funds were likely to benefit from the nature, extent and quality of the Adviser’s services based on its investment process, experience, personnel and operations; (2) the Adviser has the resources to provide the services and to carry out its responsibilities under each Advisory Agreement; (3) the Adviser’s compensation with respect to each Fund is fair and reasonable in light of all the facts and circumstances considered; (4) the performance for each Fund was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Adviser from the Adviser’s relationship with the Funds were reasonable and fair.

Based on the foregoing, the Board, including the separate concurrence of the Independent Trustees, approved the Advisory Agreements for each Fund for another year.

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.yorktownfunds.com

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: October 4, 2017	/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 4, 2017

/s/ David D. Basten
David D. Basten
President

Date: October 4, 2017

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer